UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/14

Dreyfus Alternative Diversifier Strategies Fund

Dreyfus Global Emerging Markets Fund

Dreyfus Select Managers Long/Short Fund

Dreyfus TOBAM Emerging Markets Fund

Dreyfus Yield Enhancement Strategy Fund

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Alternative Diversifier
Strategies Fund

ANNUAL REPORT October 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Board Members Information
26	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Alternative Diversifier
Strategies Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Alternative Diversifier Strategies Fund, covering the period between its inception on March 31, 2014, and the end of its fiscal year on October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of March 31, 2014, through October 31, 2014, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Fund and Market Performance Overview

Between its inception on March 31, 2014, and the end of its fiscal year on October 31, 2014, Dreyfus Alternative Diversifier Strategies Fund’s Class A shares produced a total return of 1.36%, Class C shares returned 1.12%, Class I shares returned 1.60%, and Class Y shares returned 1.68%.1 In comparison, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”) returned 9.01% and the Barclays U.S. Aggregate Index returned 3.22% for the same period.2 The Hybrid Index, which reflects a blend of the S&P 500 Index and the Barclays U.S.Aggregate Index, returned 6.10% for that period.3

U.S. stock and bond prices generally rose over the reporting period amid continued domestic economic growth, while more sluggish global growth hindered the performance of many overseas markets. The fund produced lower returns than its benchmarks, largely due to shortfalls in some of its underlying strategies’ short equity positions.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies.The fund is designed to complement and diversify traditional stock and bond portfolios.The fund uses a “fund of funds” approach in which we allocate assets among other investment companies (the underlying funds) that invest in asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes.We currently intend to allocate the fund’s assets among underlying funds that employ the following alternative investment strategies: long/short equity strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies, global macro strategies, and managed futures strategies.

As of October 31, 2014, the fund held positions in nine underlying funds: AQR Managed Futures Strategy Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, DFA Commodity Strategy Portfolio, Dynamic Total Return Fund, Dreyfus Research Long/Short Equity Fund, Dreyfus Select Managers Long/Short Fund, Dreyfus Global Real Estate Securities Fund, and Dreyfus Global Real Return Fund.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Domestic Economy Led Markets’ Rise

The U.S. economy exhibited signs of renewed strength throughout the reporting period. Strong corporate earnings, steady GDP growth, declining unemployment rates, and subdued inflationary pressures bolstered investor confidence.As a result, and despite occasional bouts of heightened volatility, several U.S. stock market indices reached a series of new highs, with most broad equity measures ending the reporting period in record territory. Bonds also gained value, as the adverse influence of stronger U.S. economic growth was more than offset by favorable supply-and-demand dynamics when overseas investors turned their attention to U.S. government securities as high-quality alternatives to lower yielding sovereign bonds in Europe and Japan.

International economic developments proved less encouraging, with many European and Asian countries producing disappointing GDP growth rates amid rising deflationary pressures. Consequently, international stocks generally lost a degree of value despite stimulative monetary and fiscal policies throughout most of the world. Although international bonds tend to fare well in areas where interest rates were falling, unhedged gains were offset by the impact of a strengthening U.S. dollar relative to most other major currencies.

Alternative Strategies Produced Mixed Results

The fund’s alternative investment strategies proved relatively ineffective during the reporting period due to strongly positive performance correlations among various traditional asset classes. This relatively unusual turn of events undermined the performance of the fund’s long/short equity strategies, as short positions typically lost value during the broad-based equity market rally. As a result, Dreyfus Select Managers Long/Short Fund ranked as the greatest individual detractor from the fund’s performance compared to its benchmark. The fund also encountered shortfalls in its commodities strategies when prices of industrial metals and energy fell in a sluggish global economy. Although our weighting to DFA Commodity Strategy Fund was relatively modest during the reporting period, this underlying fund nonetheless had a negative impact on relative performance.

The fund achieved better results from other strategies. Most notably, the managed futures strategies fared relatively well, with particularly strong positive contributions from ASG Managed Futures Strategy Fund. Dreyfus Dynamic Total Return Fund, which provides diversified exposure to global stock, bond, currency, and commodities markets, also helped support the fund’s relative results over the reporting period.

Although the fund does not directly employ derivative instruments when establishing its asset allocation strategy, some of the underlying funds use a variety of derivatives to implement their investment strategies.

4

Enhancing Diversification through Alternative Investments

We remain committed to the fund’s strategy of offering investors a diversified investment vehicle that maintains low correlation to traditional financial markets and that adds value through alternative investment strategies that may enhance gains produced by traditional markets or mitigate losses during market declines. In our judgment, the fund can play a valuable role in helping to add the benefits of diversification to a broader investment portfolio composed primarily of more traditional investments.

November 17, 2014

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bond securities are subject generally to interest rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until April 1,
2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index.
3 SOURCE: FACTSET. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Hybrid Index reflects a 50/50 blend of the Standard & Poor’s 500 Composite Index and the Barclays
U.S.Aggregate Index. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	Source: Factset.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Alternative Diversifier Strategies Fund on 3/31/14 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) as well as to a Hybrid Index reflecting a 50/50 blend of the Standard & Poor’s 500 Composite Stock Price Index and the Barclays U.S. Aggregate Index (the “Barclays Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C sales and all other applicable fees and expenses on all classes.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Barclays Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/14
	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (5.75%)	3/31/14	-4.45%
without sales charge	3/31/14	1.36%
Class C shares
with applicable redemption charge †	3/31/14	1.12%
without redemption	3/31/14	1.12%
Class I shares	3/31/14	1.60%
Class Y shares	3/31/14	1.68%
S&P 500 Mo Reinv	3/31/14	9.01%
Barclays U.S. Aggregate Index	3/31/14	3.22%
Hybrid Index	3/31/14	6.10%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alternative Diversifier Strategies Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.60	$6.71	$2.60	$1.73
Ending value (after expenses)	$1,019.30	$1,016.90	$1,020.90	$1,021.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.60	$6.72	$2.60	$1.73
Ending value (after expenses)	$1,022.63	$1,018.55	$1,022.63	$1,023.49

† Expenses are equal to the fund’s annualized expense ratio of .51% for Class A, 1.32% for Class C, .51% for
Class I and .34% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Registered Investment Companies—99.4%	Shares		Value ($)
Alternative Investments—25.5%
AQR Managed Futures Strategy Fund, Cl. I	918,253		9,614,108
ASG Global Alternatives Fund, Cl. Y	828,747		9,273,682
ASG Managed Futures Strategy Fund, Cl. Y	901,475		10,195,680
DFA Commodity Strategy Portfolio	1,024,300		8,194,398
Dynamic Total Return Fund, Cl. Y	3,735,653	[a]	58,238,833
			95,516,701
Domestic Equity—43.4%
Dreyfus Research Long/Short Equity Fund, Cl. Y	2,843,514	[a,b]	36,368,548
Dreyfus Select Managers Long/Short Fund, Cl. Y†	10,275,664	[a,c]	125,671,368
			162,039,916
Foreign Equity—30.5%
Dreyfus Global Real Estate Securities Fund, Cl. Y	4,262,799	[a]	39,430,887
Dreyfus Global Real Return Fund, Cl. Y	4,901,014	[a]	74,397,390
			113,828,277
Total Investments (cost $366,317,156)	99.4%		371,384,894
Cash and Receivables (Net)	.6%		2,169,826
Net Assets	100.0%		373,554,720

† The fund’s investment in the Dreyfus Select Managers Long/Short Fund represents 33.6% of the fund’s total
investments.The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.
a Investment in affiliated mutual fund.
b Non-income producing security.
c Formerly, Dreyfus Select Managers Long/Short Equity Fund.

Portfolio Summary (Unaudited)††
	Value (%)		Value (%)
Mutual Funds: Domestic	43.4	Mutual Funds: Alternative	25.5
Mutual Funds: Foreign	30.5		99.4
†† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in issuers—See Statement of Investments:
Unaffiliated issuers	36,833,653	37,277,868
Affiliated issuers	329,483,503	334,107,026
Cash		1,951,942
Receivable for shares of Capital Stock subscribed		783,950
Prepaid expenses		61,784
		374,182,570
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		81,688
Payable for shares of Capital Stock redeemed		427,644
Payable for investment securities purchased		39,547
Accrued expenses		78,971
		627,850
Net Assets ($)		373,554,720
Composition of Net Assets ($):
Paid-in capital		368,915,337
Accumulated Investment (loss)—net		(564,134)
Accumulated net realized gain (loss) on investments		135,779
Accumulated net unrealized appreciation
(depreciation) on investments		5,067,738
Net Assets ($)		373,554,720

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	56,503	38,960	118,749	373,340,508
Shares Outstanding	4,459	3,083	9,351	29,373,841
Net Asset Value Per Share ($)	12.67	12.64	12.70	12.71
See notes to financial statements.

10

STATEMENT OF OPERATIONS

From March 31, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends from unaffiliated issuers	7,768
Expenses:
Management fee—Note 3(a)	454,102
Registration fees	81,707
Prospectus and shareholders’ reports	51,271
Professional fees	34,217
Directors’ fees and expenses—Note 3(d)	11,478
Custodian fees—Note 3(c)	5,486
Loan commitment fees—Note 2	1,594
Shareholder servicing costs—Note 3(c)	560
Distribution fees—Note 3(b)	155
Miscellaneous	18,725
Total Expenses	659,295
Less—reduction in expenses due to undertaking—Note 3(a)	(396)
Net Expenses	658,899
Investment (Loss)—Net	(651,131)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(1,131)
Affiliated issuers	(9,034)
Capital gain distributions on unaffiliated issuers	216,622
Net Realized Gain (Loss)	206,457
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	444,215
Affiliated issuers	4,623,523
Net Unrealized Appreciation (Depreciation)	5,067,738
Net Realized and Unrealized Gain (Loss) on Investments	5,274,195
Net Inccrease in Net Assets Resulting from Operations	4,623,064
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

From March 31, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment (loss)—net	(651,131)
Net realized gain (loss) on investments	206,457
Net unrealized appreciation (depreciation) on investments	5,067,738
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,623,064
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	161,520
Class C	38,600
Class I	117,592
Class Y	383,299,429
Cost of shares redeemed:
Class A	(106,321)
Class Y	(14,579,164)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	368,931,656
Total Increase (Decrease) in Net Assets	373,554,720
Net Assets ($):
Beginning of Period	—
End of Period	373,554,720
Accumulated investment (loss)—net	(564,134)
Capital Share Transactions (Shares):
Class A
Shares sold	12,958
Shares redeemed	(8,499)
Net Increase (Decrease) in Shares Outstanding	4,459
Class C
Shares sold	3,083
Class I
Shares sold	9,351
Class Y
Shares sold	30,528,956
Shares redeemed	(1,155,115)
Net Increase (Decrease) in Shares Outstanding	29,373,841

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.04)	(.10)	(.05)	(.03)
Net realized and unrealized
gain (loss) on investments	.21	.24	.25	.24
Total from Investment Operations	.17	.14	.20	.21
Net asset value, end of period	12.67	12.64	12.70	12.71
Total Return (%)[b]	1.36 [c]	1.12 [c]	1.60	1.68
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d,e]	1.02	2.16	1.06	.36
Ratio of net expenses
to average net assets[d,e]	.54	1.34	.52	.36
Ratio of net investment (loss)
to average net assets[d,e]	(.53)	(1.34)	(.51)	(.36)
Portfolio Turnover Rate[b]	.09	.09	.09	.09
Net Assets, end of period ($ x 1,000)	57	39	119	373,341

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.
e	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on March 31, 2014.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of

14

certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A, 2,000 Class C and 2,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	371,384,894	—	—	371,384,894
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

16

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value					Net Realized
Company	3/31/2014	($)	Purchases ($)		Sales ($)	(Loss) ($)
Dreyfus Global
Real Estate
Securities
Fund, Cl. Y	—		36,638,397		28,116	(1,095)
Dreyfus Global
Real Return
Fund, Cl. Y	—		73,276,793		56,229	(1,214)
Dreyfus Research
Long/Short
Equity Fund, Cl. Y	—		36,638,397		28,115	(897)
Dreyfus Select
Managers
Long/Short
Fund, Cl. Ya	—		128,234,388		98,401	(4,946)
Dynamic Total
Return Fund, Cl. Y	—		54,957,595		42,172	(882)
TOTAL	—		329,745,570		253,033	(9,034)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		10/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus Global
Real Estate
Securities
Fund, Cl. Y	2,821,701		39,430,887		10.6	—
Dreyfus Global
Real Return
Fund, Cl. Y	1,178,040		74,397,390		19.9	—

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	10/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus Research
Long/Short
Equity Fund, Cl. Y	(240,837)	36,368,548		9.7	—
Dreyfus Select
Managers Long/
Short Fund, Cl. Ya	(2,459,673)	125,671,368		33.6	—
Dynamic Total
Return Fund, Cl. Y	3,324,292	58,238,833		15.6	—
TOTAL	4,623,523	334,107,026		89.4	—

a Formerly, Dreyfus Select Managers Long/Short Equity Fund.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed capital gains $145,950 and unrealized appreciation 5,057,567. In addition, the fund deferred for tax purposes late year ordinary losses of $564,134 to the first day of the following fiscal year.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for short-term capital gain distributions from regulated investment company holdings, fund start-up costs and net operating losses, the fund increased accumulated undistributed investment income-net by $86,997, decreased accumulated net realized gain (loss) on investments by 70,678 and decreased paid-in capital by $16,319. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the funds average daily net assets allocated to investments in other investment

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

companies (underlying funds) and money market instruments (including cash and equivalents). The Manager has contractually agreed, from March 31, 2014 through April 1, 2015, to waive receipt of its receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expenses, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses incurred by underlying funds and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $396 during the period ended October 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $155 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $50 and $52, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

20

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $433 for transfer agency services and $9 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $5,486 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $5,102 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $76,081, Distribution Plan fees $24, Shareholder Services Plan fees $18, custodian fees $4,893, Chief Compliance Officer fees $601 and transfer agency fees $71.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $366,608,468 and $281,147, respectively.

At October 31, 2014, the cost of investments for federal income tax purposes was $366,327,327; accordingly, accumulated net unrealized appreciation on investments was $5,057,567, consisting of $8,778,070 gross unrealized appreciation and $3,720,503 gross unrealized depreciation.

22

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
Dreyfus BNY Mellon Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Alternative Diversifier Strategies Fund (the “Fund”), a series of Dreyfus BNY Mellon Funds, Inc., including the statement of investments as of October 31, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian, the transfer agent of the underlying funds and brokers or by other appropriate auditing proce-dures.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Alternative Diversifier Strategies Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 30, 2014

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Francine J. Bovich (63)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

24

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

The Fund 25

OFFICERS OF THE FUND (Unaudited)

26

The Fund 27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Emerging
Markets Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Inportant Tax Information
33	Board Members Information
35	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Global Emerging Markets Fund, covering the period from the fund’s inception February 3, 2014 through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of February 3, 2014, through October 31, 2014, as provided by Robert Marshall-Lee and Sophia Whitbread, CFA, Primary Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the period between the fund’s inception on February 3, 2014, and the end of its fiscal year on October 31, 2014, Dreyfus Global Emerging Markets Fund’s Class A shares produced a total return of 20.72%, Class C shares returned 20.08%, Class I shares returned 20.72%, and Class Y shares returned 21.04%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 10.83% from 1/31/14 through 10/31/14.2 Emerging market equities exhibited robust gains over the reporting period, rebounding from previous weakness and bolstered by economic recovery in the United States and pockets of growth in some developing nations.The fund outperformed its benchmark, largely due to the success of our security selection but also helped by country and industry allocations, all led by Newton’s thematic approach.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in common stocks and other equity securities of companies in emerging market countries.We employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed, and governance. The process of identifying investment ideas begins by identifying a core list of investment themes.These themes are based primarily on observable global economic, industrial, or social trends that we believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others.We then identify specific companies using investment themes to help focus on areas where our themes suggest superior growth potential and fundamental analysis to ensure that we have the right stock picks to best capture this growth potential in capital appreciation.

Emerging Markets Rebounded from Earlier Weakness

In the wake of steep market declines stemming from economic and geopolitical headwinds that undermined investor confidence, emerging equity markets rebounded strongly soon after the fund’s inception when investors’ worst fears did not materialize. Investor sentiment improved further in the spring of 2014, mainly due to continued economic growth in the United States, which serves as a key export

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

market for many developing nations.Attractive equity valuations and the potential for higher corporate earnings drove gains in the MSCI EM Index before intensifying conflicts in the Middle East, the spread of Ebola in West Africa, and disappointing economic data from Europe sparked a steep market decline in September 2014.

Some of the largest emerging economies, including Brazil, Turkey, and China, posted slowing economic growth rates, while Russia’s involvement in Ukrainian political instability raised the specter of broadening Western sanctions. Brazilian elections in October led to heightened local market volatility later in the reporting period. In contrast, India proved to be a bright spot, with new, pro-business leadership reporting improving trade balances and a strengthening currency. Cyclical improvement in India had been anticipated by the manager since 2011 and the fund positioned accordingly.

Country Allocations and Stock Selections Buoyed Results

The fund’s relative performance since its inception was bolstered by our country allocation strategy, in which we held underweighted exposure to Brazil due to awareness that China’s economic rebalancing away from investment-led growth would prove negative for commodities and hence Brazil’s terms of trade. The stretched credit cycle and expensive Brazilian currency heightened this precariousness. While the fund held an overweight position in China, we focused on Internet companies and consumer-related companies and generally avoided exposure to commodity-related and economically sensitive areas, such as financial institutions and real estate developers. The fund benefited from an underweight position in Korea, which suffered from currency devaluation. This stemmed from the Japanese central bank forcing weakness in the Japanese Yen with which Korea competes as well as heightened competition from China in products such as smartphones. Finally, the fund was helped by its overweight exposure to India and the Philippines, which continue to have very favorable equity market outlooks.

Our security selection strategy also added value to relative performance. Chinese Internet companies VIPShop, Baidu, and Alibaba achieved strong user growth in their various online franchises, including e-commerce and search. Indian automaker Tata Motors continued to benefit from its strong positioning within the global luxury auto market, while Filipino food producer Universal Robina solidified its position as a leading branded consumer foods company.The very low weighting in commodities sectors was also very helpful.

On a more negative note, Russia detracted significantly from relative performance, as Mail.ru, Eurasia Drilling, andYandex suffered amid ongoing geopolitical tensions, accentuated by the fall in the oil price. In South Africa, luxury goods purveyor Cie

4

Financière Richemont was hurt by a slowdown in global luxury consumption trends. Macau gaming stocks declined when anti-corruption efforts led to reduced casino traffic.

Investing in Areas of Growth

As of the reporting period’s end, we see highly differentiated outlooks across the emerging markets. Some regions and industry groups appear well positioned for growth, including the Internet sector and economies such as the Philippines and India. Reforming economies such as China, Mexico, and India also hold significant market potential. On the other hand, China’s economic rebalancing remains challenging for commodity-related companies and exporters of natural materials, such as Brazil. We are wary of extended credit cycles, such as the ones in Turkey,Thailand, and Brazil.

In our judgment, the fund’s active, theme-based investment approach allows the manager to adapt to this highly diverse outlook to drive future capital returns and avoid riskier areas of the market. We have positioned the fund to benefit from rising consumption in the emerging markets through investments in value-creating companies with strong market positions, high-quality managements, strong financial positions and superior future growth potential.

November 17, 2014

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2015, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index. For comparative purposes, the value of the Index as of 1/31/14 is used as the beginning value on 2/3/14.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Global Emerging Markets Fund on 2/3/14 (inception date) to a $10,000 investment made in the Morgan
Stanley Capital International Emerging Markets Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all
classes.The Index is a free-float-adjusted, market-capitalization weighted index designed to measure the equity performance of emerging market countries in Africa,Asia, Europe, Latin,America, and the Middle East. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and
Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/14

	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (5.75%)	2/3/14	13.80%
without sales charge	2/3/14	20.72%
Class C shares
with applicable redemption charge †	2/3/14	19.08%
without redemption	2/3/14	20.08%
Class I shares	2/3/14	20.72%
Class Y shares	2/3/14	21.04%
Morgan Stanley Capital International
Emerging Markets Index	1/31/14	10.83%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	For comparative purposes, the value of each Index as of 1/31/14 is used as the beginning value on 2/3/14.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Emerging Markets Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.55	$12.53	$7.22	$7.22
Ending value (after expenses)	$1,120.30	$1,116.00	$1,121.90	$1,121.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.13	$11.93	$6.87	$6.87
Ending value (after expenses)	$1,017.14	$1,013.36	$1,018.40	$1,018.40

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class C, 1.35% for
Class I and 1.35% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—99.6%	Shares		Value ($)
Australia—.5%
Oil Search	61,340		467,920
Brazil—2.2%
Abril Educacao	63,000	[a]	291,113
Ambev, ADR	143,924		961,412
CCR	69,702		518,989
Iguatemi Empresa de Shopping Centers	36,264		367,338
			2,138,852
Chile—.4%
Sociedad Quimica y Minera Chile, ADR	17,713		420,330
China—18.6%
Alibaba Group Holding, ADR	38,042		3,750,941
Baidu, ADR	20,623	[a]	4,924,154
Hengan International Group	54,000		575,074
PetroChina, Cl. H	1,788,000		2,247,318
TAL Education Group, ADR	72,003	[a]	2,286,815
Vipshop Holdings, ADS	11,063	[a]	2,536,635
YY, ADR	21,393	[a]	1,772,624
			18,093,561
Cyprus—1.3%
Eurasia Drilling, GDR	48,909		1,223,934
Georgia—.9%
Bank of Georgia Holdings	20,643		846,227
Germany—.4%
Rocket Internet	7,340	[b]	390,920
Hong Kong—3.9%
AIA Group	679,200		3,789,584
India—20.5%
Apollo Hospitals Enterprise	60,188		1,060,576
Glenmark Pharmaceuticals	141,280		1,604,918

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
India (continued)
Godrej Consumer Products	101,371		1,547,324
Grasim Industries	15,908		893,139
Hero MotoCorp	66,600		3,269,384
ITC	661,756		3,811,613
Jubilant Foodworks	55,167	[a]	1,106,122
Tata Consultancy Services	44,228		1,848,465
Tata Motors, ADR	91,787		4,323,168
Titan	76,825		474,231
			19,938,940
Indonesia—.4%
Media Nusantara Citra	1,643,500		381,139
Macau—5.5%
Sands China	422,000		2,629,880
Wynn Macau	728,400		2,678,965
			5,308,845
Malaysia—1.1%
IHH Healthcare	746,500		1,124,104
Mexico—6.2%
Fibra Shop Portafolios Inmobiliarios	145,819		198,053
Fibra Uno Administracion	154,447		536,070
Genomma Lab Internacional, Cl. B	846,276	[a]	2,143,616
Grupo Financiero Santander Mexico, Cl. B, ADR	115,565		1,537,015
Kimberly-Clark de Mexico, Cl. A	523,201		1,217,646
Southern Copper	14,267		410,604
			6,043,004
Philippines—8.3%
Energy Development	2,728,000		469,156
First Gen	837,700		483,345
GT Capital Holdings	48,280		1,089,021

10

Common Stocks (continued)	Shares		Value ($)
Philippines (continued)
LT Group	2,214,500		703,615
Metropolitan Bank & Trust	619,810		1,139,141
Robinsons Retail Holdings	481,700		687,130
Security Bank	300,516		966,834
Universal Robina	608,340		2,527,316
			8,065,558
Portugal—.6%
Galp Energia	38,810		564,141
Russia—3.8%
Magnit, GDR	26,269		1,762,297
Mail.ru Group, GDR	46,903	[a]	1,140,637
Yandex, Cl. A	26,715	[a]	764,583
			3,667,517
South Africa—10.6%
British American Tobacco	39,023		2,213,013
Discovery	83,462		759,746
Life Healthcare Group Holdings	547,121		2,066,994
Naspers, Cl. N	38,874		4,832,006
Standard Chartered	27,450		430,933
			10,302,692
Switzerland—1.6%
Cie Financiere Richemont	180,346		1,516,553
Taiwan—7.8%
MediaTek	195,000		2,853,029
Taiwan Semiconductor
Manufacturing	1,100,000		4,748,073
			7,601,102
Thailand—1.1%
Bangkok Bank	166,100		1,031,275

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Turkey—.6%
Cola-Cola Icecek	25,645	585,274
United Arab Emirates—.9%
Al Noor Hospitals Group	53,159	867,174
United States—2.4%
Yum! Brands	32,162	2,310,196
Total Investments (cost $85,935,123)	99.6%	96,678,842
Cash and Receivables (Net)	.4%	400,005
Net Assets	100.0%	97,078,847

ADR—American Depository Receipts
ADS—American Depository Shares
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, this security was valued at $390,920 or 0.4% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Services	26.0	Industrial	5.9
Consumer Goods	20.0	Oil & Gas	4.6
Technology	18.6	Utilities	1.0
Financial	13.5	Basic Materials	.9
Health Care	9.1		99.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	85,935,123	96,678,842
Cash		89,373
Cash denominated in foreign currencies	35,129	34,981
Receivable for investment securities sold		465,128
Dividends receivable		50,326
Unrealized appreciation on forward foreign
currrency exchange contracts—Note 4		2,459
Prepaid expenses		34,762
		97,355,871
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		183,476
Payable for shares of Capital Stock redeemed		41,026
Accrued expenses		52,522
		277,024
Net Assets ($)		97,078,847
Composition of Net Assets ($):
Paid-in capital		85,584,096
Accumulated undistributed investment income—net		215,212
Accumulated net realized gain (loss) on investments		535,462
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		10,744,077	[a]
Net Assets ($)		97,078,847

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	120,221	46,076	783,968	96,128,582
Shares Outstanding	7,966	3,070	51,966	6,352,944
Net Asset Value Per Share ($)	15.09	15.01	15.09	15.13

a Net of $342,592 deferred foreign capital gains tax.
See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

From February 3, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $110,826 foreign taxes withheld at source):
Unaffiliated issuers	1,079,470
Affiliated issuers	2,088
Total Income	1,081,558
Expenses:
Management fee—Note 3(a)	568,787
Custodian fees—Note 3(c)	201,417
Professional fees	102,686
Registration fees	67,053
Prospectus and shareholders’ reports	6,663
Directors’ fees and expenses—Note 3(d)	3,955
Shareholder servicing costs—Note 3(c)	776
Loan commitment fees—Note 2	416
Distribution fees—Note 3(b)	175
Miscellaneous	15,841
Total Expenses	967,769
Less—reduction in expenses due to undertaking—Note 3(a)	(199,143)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	768,625
Investment Income—Net	312,933
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	385,974
Net realized gain (loss) on forward foreign currency exchange contracts	40,095
Net Realized Gain (Loss)	426,069
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,741,618
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	2,459
Net Unrealized Appreciation (Depreciation)	10,744,077
Net Realized and Unrealized Gain (Loss) on Investments	11,170,146
Net Increase in Net Assets Resulting from Operations	11,483,079

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

From February 3, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment Income—net	312,933
Net realized gain (loss) on investments	426,069
Net unrealized appreciation (depreciation) on investments	10,744,077
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,483,079
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	126,094
Class C	40,885
Class I	20,222,652
Class Y	89,152,604
Cost of shares redeemed:
Class A	(11,488)
Class I	(20,173,543)
Class Y	(3,761,436)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	85,595,768
Total Increase (Decrease) in Net Assets	97,078,847
Net Assets ($):
Beginning of Period	—
End of Period	97,078,847
Undistributed investment income—net	215,212
Capital Share Transactions (Shares):
Class A
Shares sold	8,765
Shares redeemed	(799)
Net Increase (Decrease) in Shares Outstanding	7,966
Class C
Shares sold	3,070
Class I
Shares sold	1,602,278
Shares redeemed	(1,550,312)
Net Increase (Decrease) in Shares Outstanding	51,966
Class Y
Shares sold	6,615,948
Shares redeemed	(263,004)
Net Increase (Decrease) in Shares Outstanding	6,352,944

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from February 3, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A		Class C	Class I	Class Y
	Shares		Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	.02		(.05)	.66	.05
Net realized and unrealized
gain (loss) on investments	2.57		2.56	1.93	2.58
Total from Investment Operations	2.59		2.51	2.59	2.63
Net asset value, end of period	15.09		15.01	15.09	15.13
Total Return (%)[b]	20.72	[c]	20.08 [c]	20.72	21.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.35		2.95	1.41	1.70
Ratio of net expenses
to average net assets[d]	1.60		2.35	1.35	1.35
Ratio of net investment income
(loss) to average net assets[d]	.20		(.45)	2.86	.52
Portfolio Turnover Rate[b]	30.66		30.66	30.66	30.66
Net Assets, end of period ($ x 1,000)	120		46	784	96,129

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on February 3, 2014. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A and Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

18

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	2,310,196	—		—	2,310,196
Equity Securities—
Foreign
Common Stocks†	23,688,282	70,680,364	††	—	94,368,646
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	2,459		—	2,459

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation at period end.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	2/3/2014 ($)	Purchases ($)	Sales ($)	10/31/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	59,366,000	59,366,000	—	—

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

22

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,039,499 and unrealized appreciation $10,455,252.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for net foreign currency gains and losses and fund start-up costs, the fund decreased accumulated undistributed investment income-net by $97,721, increased accumulated net realized gain (loss) on investments by $109,393 and decreased paid-in capital by $11,672. Net assets and net asset value per share were not affected by this reclassification.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of 1.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from February 3, 2014 through March 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $199,143 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays Newton a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers

24

approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2014, the Distributor retained $7 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $175 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $114 and $58, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $380 for transfer agency services and $18 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction

26

activity. During the period ended October 31, 2014, the fund was charged $201,417 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $4,312 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,638, Distribution Plan fees $26, Shareholder Services Plan fees $33, custodian fees $96,016, Chief Compliance Officer fees $617 and transfer agency fees $146.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2014, redemption fees charged and retained by the fund amounted to $8,982.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2014, amounted to $109,045,352 and $23,638,132, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk is mitigated by Master Agreements between

28

the fund and the counterparty. The following summarizes open forward contracts at October 31, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
South African Rand,
Expiring
11/6/2014[a]	1,253,840	115,401	113,678	1,723
Turkish Lira,
Expiring
11/3/2014[b]	190,103	86,266	85,530	736
Gross Unrealized
Appreciation				2,459

Counterparties:

a	Royal Bank of Scotland
b	JP Morgan Chase Bank

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Asset and Liabilities.

At October 31, 2014, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	2,459
Total gross amount of derivative assets in
the Statement of Assets and Liabilities	2,459
Derivatives not subject to Master Agreements	—
Total gross amount of assets
subject to Master Agreements	2,459

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:

		Financial
		Instruments
		and
		Derivatives		Net Amount
	Gross Amount of	Available	Collateral	of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Royal Bank of Scotland	1,723	—	—	1,723
JP Morgan Chase Bank	736	—	—	736
Total	2,459	—	—	2,459

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	589,677

At October 31, 2014, the cost of investments for federal income tax purposes was $86,222,226; accordingly, accumulated net unrealized appreciation on investments was $10,456,616, consisting of $13,662,458 gross unrealized appreciation and $3,205,842 gross unrealized depreciation.

30

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
Dreyfus BNY Mellon Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Global Emerging Markets Fund (the “Fund”), a series of Dreyfus BNY Mellon Fund, Inc., including the statement of investments, as of October 31, 2014, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 3, 2014 (commencement of operations) through October 31, 2014.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Global Emerging Markets Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from February 3, 2014 (commencement of operations) through October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 30, 2014

The Fund 31

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries.The fund reports the maximum amount allowable but not less than $1,160,144 as income sourced from foreign countries for the fiscal year ended.

October 31, 2014 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $100,405 as taxes paid from foreign countries for the fiscal year ended October 31, 2014 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

32

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Francine J. Bovich (63)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

The Fund 33

BOARD MEMBERS INFORMATION (Unaudited) (continued) INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

34

OFFICERS OF THE FUND (Unaudited)

The Fund 35

OFFICERS OF THE FUND (Unaudited) (continued)

36

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Select Managers
Long/Short Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
15	Statement of Securities Sold Short
19	Statement of Financial Futures
19	Statement of Options Written
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
24	Notes to Financial Statements
47	Report of Independent Registered Public Accounting Firm
48	Information About the Review and Approval of the Fund’s Management Agreement
57	Board Members Information
59	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Long/Short Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Select Managers Long/Short Fund, covering the period between the fund’s inception on March 31, 2014, and the end of its fiscal year on October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite bouts of heightened volatility stemming mainly from economic and geopolitical concerns in overseas markets, U.S. stocks gained ground over the reporting period as the domestic economy continued to rebound. As a result, several broad measures of equity market performance established new record highs. Smaller and more economically sensitive stocks generally fared well over the reporting period’s first half, but larger, better established companies rallied more strongly over the second half.

We remain cautiously optimistic regarding the U.S. stock market’s prospects. We currently expect the economy to continue to accelerate as several longstanding drags—including tight fiscal policies and private sector deleveraging—fade from the scene. Of course, a number of risks remain, including the possibilities of higher interest rates and intensifying geopolitical turmoil. As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of March 31, 2014, through October 31, 2014, as provided by Christopher E. Crerend and Jeffrey A. Brozek, Portfolio Allocation Managers of EACM Advisors LLC.

Fund and Market Performance Overview

For the period between the fund’s inception on March 31, 2014, and the end of its fiscal year on October 31, 2014, Dreyfus Select Managers Long/Short Fund’s Class A shares produced a total return of –2.40%, Class C shares returned –2.80%, Class I shares returned –2.24%, and Class Y shares returned –2.16%.1 In comparison, the fund’s benchmark, the HFRX™ Equity Hedge Index, produced a total return of -0.16% for the same period.2

Stock prices rose sharply over the reporting period amid continued domestic economic growth, supporting long positions but undermining results from short positions. The fund underperformed its benchmark, largely due to shortfalls in the telecommunications services, financials, health care, and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation with lower volatility than, and moderate correlation to, major equity market indices. The fund uses a “manager of managers” approach by selecting one or more experienced equity managers to serve as subadvisers to manage the fund’s assets. The fund allocates its assets among subadvisers that use long/short equity investment strategies that are not expected to have returns that are highly correlated to each other or major equity market indices. Each of the fund’s subadvisers acts independently of any other subadviser and uses its own methodology to select portfolio investments.

The fund normally invests in equity securities, typically common stocks, including securities issued by other investment companies, such as exchange-traded funds (ETFs). The fund expects to maintain significant short positions in equity securities and equity-related instruments, including derivative instruments and ETFs.Although the fund intends to maintain an overall long position in its investments, in certain circumstances, the fund’s short positions may approach or reach the size of the fund’s overall long position.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Domestic Economy Led Market’s Rise

The U.S. economy exhibited signs of continued recovery throughout the reporting period. Strong corporate earnings, steady GDP growth, declining unemployment rates, and restrained inflationary pressures bolstered investor confidence. As a result, despite a few brief dips, market averages reached a series of new highs, with some broad stock market indices ending the reporting period in record territory.

International economic developments proved less encouraging, with many European and Asian countries producing disappointing GDP growth rates. International stocks produced generally flat returns, on average, as the benefits of stimulative monetary and fiscal policies were balanced by concerns about potential deflationary pressures.

Security Selections Dampened Relative Performance

Given the generally positive environment for U.S. equities, it is hardly surprising that the fund’s long positions outperformed its short positions. Results from short positions were particularly weak in the health care sector, which ranked as one of the market’s stronger segments. Short positions in biotechnology firms and pharmaceutical developers proved especially troublesome late in the reporting period, when the Ebola crisis boosted drug makers’ stock prices.

In addition, in the aggregate, the subadvisers’ long positions generally fell short of broader U.S. stock market averages. In the telecommunications services sector, wireless carriers Sprint and T-Mobile U.S. lost value when their proposed merger did not materialize. Long investments in the financials sector were undermined by adverse regulatory developments in the consumer finance industry. Among industrial companies, airlines, truckers, and rental car agencies in the transportation industry group suffered due to a combination of company-specific issues and widespread fears of an economic slowdown late in the reporting period.

The fund achieved better relative results in the information technology sector, where long positions in consumer electronics giant Apple, Internet media company Yahoo!, and social media network Twitter bolstered returns. Among consumer discretionary companies, online entertainment provider Netflix and travel company Priceline Group fared well, as did household durables producer Whirlpool. Results from the energy sector were buoyed by a long position in liquid natural gas specialist Cheniere Energy and short positions in several oil drillers and equipment providers that were hurt by falling oil prices.

At times during the reporting period, the fund’s subadvisers employed futures contracts, put options, call options, and other derivative instruments to implement their investment strategies.

4

Building a Diversified, Stock-Specific Portfolio

In contrast to the highly correlated gains of many stocks and equity markets over the reporting period, we expect a greater diversity of performance among individual companies and industry groups over the foreseeable future. In our judgment, diverging monetary policies among the world’s central banks are likely to produce a greater variety of winners and losers, an environment in which we expect investors to shift their focus from general economic factors to underlying business fundamentals. Indeed, we believe that the fund’s long/short equity strategy may be particularly effective in a less highly correlated market climate.

November 17, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities in the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets.The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures and options on futures, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until April 1, 2015, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: HEDGE FUND RESEARCH, INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The HFRX Equity Hedge Index (the “Index”) is designed to be representative of the overall composition of the equity hedge segment of the hedge fund universe. In an equity hedge strategy both long and short positions primarily in equities are maintained.The Index is sponsored by Hedge Fund Research, Inc. and is constructed using robust filtering, monitoring and quantitative constituent selection process using the Hedge Fund
Research database (HFR Database), an industry standard for hedge fund data. Constituents of the Index are selected from an eligible pool of the more than 2270 [hedge] funds that report to the HFR Database.These [hedge] funds are screened for various reporting characteristics, asset and duration of track record qualities, unique [hedge] fund strategy inclusion, and whether they are open to accepting new investment via a fully transparent format.The Index performance is based on the return of the constituent hedge funds after deducting constituent hedge fund fees and
Index Provider fees.The Index is calculated in USD (Dollars) and is priced daily, with 2-day lag. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus Select Managers Long/Short Fund on 3/31/14 (inception date) to a $10,000 investment made in the HFRX
Equity Hedge Index (the “Index) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all
classes.The HFRX Equity Hedge Index (the “Index”) is designed to be representative of the overall composition of the equity hedge segment of the hedge fund universe. In an equity hedge strategy both long and short positions primarily in equities are maintained.The Index is sponsored by Hedge Fund Research, Inc. and is constructed using robust filtering, monitoring and quantitative constituent selection process using the Hedge Fund Research database (HFR Database), an industry standard for hedge fund data. Constituents of the Index are selected from an eligible pool of the more than
2270 [hedge] funds that report to the HFR Database.These [hedge] funds are screened for various reporting characteristics, asset and duration of track record qualities, unique [hedge] fund strategy inclusion, and whether they are open to accepting new investment via a fully transparent format.The Index performance is based on the return of the constituent hedge funds after deducting constituent hedge fund fees and Index Provider fees.The Index is calculated in
USD (Dollars) and is priced daily, with 2-day lag. (Source: Hedge Fund Research, Inc). Unlike a mutual fund, the
Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/14
	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (5.75%)	3/31/14	–7.99%
without sales charge	3/31/14	–2.40%
Class C shares
with applicable redemption charge †	3/31/14	–3.77%
without redemption	3/31/14	–2.80%
Class I shares	3/31/14	–2.24%
Class Y shares	3/31/14	–2.16%
HFRX Equity Hedge Index	3/31/14	–0.16%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class A shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Long/Short Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$15.68	$18.97	$13.92	$13.83
Ending value (after expenses)	$1,000.00	$996.70	$1,001.60	$1,002.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$15.75	$19.06	$13.99	$13.89
Ending value (after expenses)	$1,009.53	$1,006.20	$1,011.29	$1,011.39

† Expenses are equal to the fund’s annualized expense ratio of 3.11% for Class A, 3.77% for Class C, 2.76% for
Class I and 2.74% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—63.3%	Shares		Value ($)
Automobiles & Components—1.3%
BorgWarner	63,869		3,641,811
Banks—3.6%
Bank of America	205,236	[a]	3,521,850
Comerica	52,831		2,522,152
JPMorgan Chase & Co.	30,303		1,832,726
Signature Bank	21,725	[b]	2,631,549
			10,508,277
Capital Goods—5.1%
Acuity Brands	15,977	[a]	2,227,673
Airbus Group	29,202		1,748,196
Danaher	17,653	[a]	1,419,301
FANUC	3,600		632,503
Haseko	78,100		583,088
Precision Castparts	18,369	[a]	4,054,039
Shenzhen International Holdings	465,500		738,908
SolarCity	48,164	[b]	2,850,345
The Greenbrier Companies	6,348		397,004
			14,651,057
Consumer Durables & Apparel—2.8%
Ralph Lauren	4,165		686,559
Sony	36,800		741,533
Whirlpool	38,934	[a]	6,698,595
			8,126,687
Consumer Services—3.3%
eBay	96,879	[b]	5,086,147
Marriott International, Cl. A	6,395		484,421
Melco Crown (Philippines) Resorts	2,252,100	[b]	752,363
Service Corporation International	113,735		2,487,384
Starwood Hotels & Resorts Worldwide	8,896	[c]	681,967
			9,492,282

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—2.0%
Element Financial	227,386	[b]	2,642,968
Fosun International	589,000		697,588
Ocwen Financial	109,895	[a,b]	2,589,126
			5,929,682
Energy—2.4%
Hess	64,734	[a]	5,490,090
Tesoro	21,237	[a]	1,516,534
			7,006,624
Food, Beverage & Tobacco—2.3%
Bunge	16,354		1,449,782
Constellation Brands, Cl. A	56,198	[b]	5,144,365
			6,594,147
Health Care Equipment & Services—2.2%
Aetna	18,373	[a]	1,515,956
Becton Dickinson & Co.	16,917		2,177,218
HCA Holdings	6,455	[b]	452,173
PW Medtech Group	998,000		628,717
Siloam International Hospitals	327,500		375,143
Tenet Healthcare	6,144	[b]	344,371
Universal Health Services, Cl. B	9,932		1,030,048
			6,523,626
Household & Personal Products—1.8%
Nu Skin Enterprises, Cl. A	97,045		5,126,887
Industrial—.2%
Kangda International Environmental	1,184,000	[d]	546,843
Materials—1.0%
Sherwin-Williams	8,148	[a]	1,870,455
SunCoke Energy	30,640	[a,b]	732,296
Turquoise Hill Resources	109,491	[b]	366,795
			2,969,546

10

Common Stocks (continued)	Shares		Value ($)
Media—6.3%
CBS, Cl. B	78,854		4,275,464
Comcast, Cl. A	66,125		3,660,019
DISH Network, Cl. A	41,482	[b]	2,640,329
IMAX	27,305	[b]	804,405
MNC Sky Vision	1,424,000		223,864
Netflix	5,675	[b]	2,228,970
Time Warner	35,253		2,801,556
Viacom, Cl. B	22,850		1,660,738
			18,295,345
Pharmaceuticals, Biotech & Life Sciences—3.3%
Actavis	8,528	[a,b]	2,070,087
CSPC Pharmaceutical Group	538,000		495,010
Gilead Sciences	12,119	[b]	1,357,328
Merck & Co.	14,729		853,398
Pacira Pharmaceuticals	2,354	[b]	218,498
Valeant Pharmaceuticals International	34,609	[b]	4,604,381
			9,598,702
Real Estate—2.9%
American Tower	10,843	[c]	1,057,193
Colony Financial	48,177	[a]	1,073,383
Crown Castle International	12,980	[a]	1,013,998
Leopalace21	95,400	[b]	605,164
Mitsui Fudosan	28,000		906,827
NorthStar Realty Finance	149,244	[c]	2,772,963
Sun Frontier Fudousan	46,100		508,864
Takara Leben	136,900		592,762
			8,531,154
Retailing—1.5%
Ctrip.com International, ADR	10,826	[a,b]	631,156
Lithia Motors, Cl. A	1,906		147,944

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Macy’s	16,219	[a]	937,783
Matahari Department Store	396,000		485,208
Penske Automotive Group	22,796		1,031,291
Walgreen	19,246		1,235,978
			4,469,360
Semiconductors & Semiconductor
Equipment—2.4%
NXP Semiconductors	30,538	[b]	2,096,739
SunEdison	133,618	[b]	2,606,887
Xilinx	51,521		2,291,654
			6,995,280
Software & Services—6.6%
Alibaba Group Holding, ADR	30,353	[a]	2,992,806
Baidu, ADR	9,165	[b]	2,188,327
Facebook, Cl. A	12,774	[b]	957,922
Google, Cl. A	1,978	[b]	1,123,247
salesforce.com	49,522	[b]	3,168,913
ServiceNow	16,249	[b]	1,103,794
SouFun Holdings, ADR	30,231	[a]	294,752
Tableau Software, Cl. A	11,411	[b]	942,434
Tuniu, ADR	27,106		536,428
Xunlei, ADR	77,608	[a]	698,472
Yahoo!	110,520	[a,b]	5,089,446
			19,096,541
Technology Hardware & Equipment—4.4%
Apple	42,301		4,568,508
Hitachi	91,000		730,673
Samsung Electronics, GDR	10,188	[d]	5,862,901
SK Hynix	23,050	[b]	1,061,871
Wasion Group Holdings	424,000		442,029
			12,665,982
Telecommunication Services—2.0%
21Vianet Group, ADR	34,100	[a,b]	713,372

12

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services (continued)
Japan Communications	91,000	[b]	388,325
T-Mobile US	68,553	[b]	2,001,062
Verizon Communications	53,118		2,669,179
			5,771,938
Transportation—5.7%
Avis Budget Group	91,231	[a,b]	5,086,128
Hertz Global Holdings	143,125	[a,b]	3,137,300
J.B. Hunt Transport Services	3,628		289,405
Kansas City Southern	7,355	[a]	903,120
Old Dominion Freight Line	25,662	[a,b]	1,869,990
Saia	23,858	[b]	1,169,519
Spirit Airlines	30,802	[b]	2,251,934
Union Pacific	15,357		1,788,323
			16,495,719
Utilities—.2%
Huadian Fuxin Energy, Cl. H	988,000		567,858
Total Common Stocks
(cost $172,937,262)			183,605,348

	Number of
Options Purchased—.1%	Contracts		Value ($)
Call Options—.1%
Hess,
November 2014 @ $85	116		25,636
Hess,
November 2014 @ $90	56		2,800
SPDR S&P 500 ETF Trust,
December 2014 @ $210	839		63,764
			92,200
Put Options—.0%
Twitter,
November 2014 @ $39.50	767		74,399
Total Options Purchased
(cost $237,183)			166,599

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Number pf
Warrants—.1%	Warrants	Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18 (10/28/18)
(cost $418,412)	21,077 [b]	417,325
Total Investments (cost $173,592,857)	63.5%	184,189,272
Cash and Receivables (Net)	36.5%	105,835,026
Net Assets	100.0%	290,024,298

ADR—American Depository Receipts
ETF—Exchange-Traded Funds
GDR—Global Depository Receipts
SPDR—Standard & Poor’s Depository Receipts

a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Investment in real estate investment trust.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities were valued at $6,409,744 or 2.2% of net assets.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Software & Services	6.6	Food, Beverage & Tobacco	2.3
Media	6.3	Health Care Equipment & Services	2.2
Transportation	5.7	Diversified Financials	2.0
Capital Goods	5.1	Telecommunication Services	2.0
Technology Hardware & Equipment	4.4	Household & Personal Products	1.8
Banks	3.7	Retailing	1.5
Consumer Services	3.3	Automobiles & Components	1.3
Pharmaceuticals, Biotech & Life Sciences	3.3	Materials	1.0
Real Estate	2.9	Industrial	.2
Consumer Durables & Apparel	2.8	Utilities	.2
Energy	2.4	Options Purchased	.1
Semiconductors &
Semiconductor Equipment	2.4		63.5

† Based on net assets.
See notes to financial statements.

14

STATEMENT OF SECURITIES SOLD SHORT

October 31, 2014

Common Stocks—17.5%	Shares		Value ($)
Automobiles & Components—.1%
Dorman Products	8,500	[a]	394,060
Capital Goods—1.3%
Beacon Roofing Supply	13,000	[a]	359,710
Boeing	9,936		1,241,106
Caterpillar	12,579		1,275,636
KEYW Holding	26,600	[a]	269,990
Trex	9,800	[a]	421,400
voxeljet, ADR	21,500		297,345
			3,865,187
Consumer Durables & Apparel—.1%
iRobot	10,000	[a]	357,200
Consumer Services—.6%
McDonald’s	8,425		789,675
Noodles & Co.	11,000	[a]	251,130
Potbelly	27,000	[a]	344,520
Qunar Cayman Islands, ADR	11,000		295,900
			1,681,225
Diversified Financials—.1%
WisdomTree Investments	28,000		413,000
Energy—0%
Miller Energy Resources	40,000	[a]	139,200
Exchange-Traded Funds—5.7%
AMEX Consumer Discretionary
Select Sector SPDR Fund	16,089		1,095,661
Energy Select Sector SPDR Fund	58,949		5,153,322
Health Care Select Sector SPDR Fund	11,034		742,257
SPDR S&P 500 ETF Trust	39,493		7,964,158
SPDR S&P Regional Banking ETF	28,596		1,146,128
Technology Select Sector SPDR Fund	8,969		363,603
			16,465,129

The Fund 15

STATEMENT OF SECURITIES SOLD SHORT (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—.2%
Amira Nature Foods	18,200	[a]	316,862
Boulder Brands	15,000	[a]	133,200
			450,062
Health Care Equipment & Services—1.0%
ABIOMED	8,000	[a]	262,320
Accretive Health	36,300	[a]	261,360
MiMedx Group	41,600	[a]	423,488
Mindray Medical International, ADR	11,000		320,540
OraSure Technologies	40,000	[a]	358,000
ResMed	7,000		365,540
STAAR Surgical	36,100	[a]	345,477
Unilife	50,000	[a]	183,500
Novadaq Technologies	25,000	[a]	390,500
			2,910,725
Household & Personal Products—.4%
Procter & Gamble	14,388		1,255,641
Materials—.2%
Senomyx	30,000	[a]	237,600
Wacker Chemie	2,506		302,650
			540,250
Pharmaceuticals, Biotech &
Life Sciences—1.6%
Accelerate Diagnostics	15,000	[a]	325,800
ANI Pharmaceuticals	12,500	[a]	424,500
BioCryst Pharmaceuticals	31,900	[a]	373,868
BioDelivery Sciences International	23,100	[a]	401,940
Cepheid	7,150	[a]	379,022
Exact Sciences	15,600	[a]	375,492
Keryx Biopharmaceuticals	21,000	[a]	353,850
MannKind	60,000	[a]	360,600
NewLink Genetics	11,000	[a]	359,150

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Omeros	30,000	[a]	497,100
OPKO Health	43,100	[a]	359,885
Raptor Pharmaceuticals	33,400	[a]	320,974
			4,532,181
Retailing—.8%
JD.COM, ADR	11,500	[a]	274,735
Overstock.com	15,800	[a]	365,296
Sportsman’s Warehouse Holdings	50,000		349,500
Wal-Mart Stores	11,684		891,139
MakeMyTrip	13,200	[a]	397,782
			2,278,452
Semiconductors &
Semiconductor Equipment—.4%
Texas Instruments	13,308		660,875
NXP Semiconductors	7,537	[a]	517,490
			1,178,365
Software & Services—2.0%
Alibaba Group Holding, ADR	26,844		2,646,818
Bitauto Holdings, ADR	6,100	[a]	510,692
Constant Contact	9,300	[a]	328,848
Ebix	19,300		284,675
Stamps.com	10,100	[a]	372,690
Tangoe	25,200	[a]	369,684
Tuniu, ADR	27,106	[a]	536,428
Wayfair, Cl. A	10,000		251,000
Web.com Group	19,000	[a]	390,070
			5,690,905
Technology Hardware & Equipment—.6%
Itron	9,000	[a]	350,370
Mobileye	5,900		306,859

The Fund 17

STATEMENT OF SECURITIES SOLD SHORT (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
NETGEAR	11,000	[a]	374,440
Silicon Graphics International	38,000	[a]	329,840
Universal Display	10,000	[a]	312,800
			1,674,309
Telecommunication Services—2.4%
8x8	47,800	[a]	375,708
21Vianet Group, ADR	13,000	[a]	271,960
AT&T	129,450		4,510,038
Verizon Communications	35,191		1,768,348
			6,926,054
Total Securities Sold Short
(proceeds $49,085,447)			50,751,945

a Non-income producing security.
ADR—American Depository Receipts
ETF—Exchange-Traded Funds
SPDR—Standard & Poor’s Depository Receipts

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Exchange-Traded Funds	5.7	Household & Personal Products	.4
Telecommunication Services	2.4	Semiconductors &
Software & Services	2.0	Semiconductor Equipment	.4
Pharmaceuticals,		Food, Beverage & Tobacco	.2
Biotech & Life Sciences	1.6	Materials	.2
Capital Goods	1.3	Automobiles & Components	.1
Health Care Equipment & Services	1.0	Consumer Durables & Apparel	.1
Retailing	.8	Diversified Financials	.1
Consumer Services	.6	Energy	.0
Technology Hardware & Equipment	.6		17.5

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF FINANCIAL FUTURES

October 31, 2014

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2014 ($)
Financial Futures Short
NASDAQ 100 E-mini	242	(20,088,420)	December 2014	(1,045,167)
Standard & Poor’s 500 E-mini	204	(20,516,280)	December 2014	(619,237)
				(1,664,404)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

October 31, 2014

	Number of
	Contracts	Value ($)
Call Options:
Hess,
November 2014 @ $95	56	(952)
SPDR S&P 500 ETF Trust,
December 2014 @ $215	839	(16,780)
Put Options:
Hess,
November 2014 @ $75	116	(4,988)
Hess,
November 2014 @ $85	56	(16,688)
(premiums received $66,605)		(39,408)

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	173,592,857	184,189,272
Cash		93,095,951
Cash denominated in foreign currencies	16,063	15,932
Receivable from brokers for proceeds on securities sold short		49,085,447
Cash collateral		18,379,000
Receivable for investment securities sold		14,279,164
Due from broker		968,050
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		692,640
Unrealized appreciation on swap agreements—Note 4		492,886
Receivable for shares of Capital Stock subscribed		461,773
Dividends receivable		61,741
Receivable from broker for swap transactions—Note 4		25,095
Prepaid expenses and other assets		48,224
		361,795,175
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		494,065
Securities sold short, at value (proceeds $49,085,447)—
See Statement of Securities Sold Short—Note 4		50,751,945
Payable for investment securities purchased		18,918,599
Unrealized depreciation on swap agreements—Note 4		646,086
Payable for futures variation margin—Note 4		438,284
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		222,882
Dividends payable on securities sold short		119,228
Payable to broker for swap transactions—Note 4		45,037
Outstanding options written, at value (premiums received
$66,605)—See Statement of Options Written—Note 4		39,408
Broker payable		39,207
Payable for shares of Capital Stock redeemed		2,700
Accrued expenses		53,436
		71,770,877
Net Assets ($)		290,024,298
Composition of Net Assets ($):
Paid-in capital		295,203,772
Accumulated Investment (loss)—net		(2,341,909)
Accumulated net realized gain (loss) on investments		(10,476,327)
Accumulated net unrealized appreciation (depreciation) on
investments, securities sold short, options transactions,
swap transactions and foreign currency transactions [including
($1,664,404) net unrealized depreciation on financial futures]		7,638,762
Net Assets ($)		290,024,298

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	220,320	106,680	97,793	289,599,505
Shares Outstanding	18,060	8,778	8,000	23,688,191
Net Asset Value Per Share ($)	12.20	12.15	12.22	12.23

See notes to financial statements.

20

STATEMENT OF OPERATIONS

From March 31, 2014 (commencement of operations) October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $12,775
foreign taxes withheld at source)	1,086,128
Expenses:
Management fee—Note 3(a)	2,761,686
Dividends on securities sold short	583,648
Interest on securities sold short	173,328
Professional fees	82,875
Registration fees	73,448
Custodian fees—Note 3(c)	28,650
Directors’ fees and expenses—Note 3(d)	27,022
Prospectus and shareholders’ reports	11,230
Shareholder servicing costs—Note 3(c)	1,478
Loan commitment fees—Note 2	1,333
Distribution fees—Note 3(b)	440
Miscellaneous	53,270
Total Expenses	3,798,408
Less—reduction in expenses due to undertaking—Note 3(a)	(4,481)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	3,793,926
Investment (Loss)—Net	(2,707,798)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign curency transactions:
Long transactions	(6,275,463)
Short sale transactions	(1,793,327)
Net realized gain (loss) on options transactions	(277,295)
Net realized gain (loss) on financial futures	(1,406,195)
Net realized gain (loss) on swap transactions	(717,139)
Net realized gain (loss) on forward foreign currency exchange contracts	327,848
Net Realized Gain (Loss)	(10,141,571)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,696,493
Net unrealized appreciation (depreciation) on securities sold short	(1,666,498)
Net unrealized appreciation (depreciation) on options transactions	(43,387)
Net unrealized appreciation (depreciation) on financial futures	(1,664,404)
Net unrealized appreciation (depreciation) on swap transactions	(153,200)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	469,758
Net Unrealized Appreciation (Depreciation)	7,638,762
Net Realized and Unrealized Gain (Loss) on Investments	(2,502,809)
Net (Decrease) in Net Assets Resulting from Operations	(5,210,607)

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

From March 31, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment (loss)—net	(2,707,798)
Net realized gain (loss) on investments	(10,141,571)
Net unrealized appreciation (depreciation) on investments	7,638,762
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,210,607)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	330,822
Class C	109,521
Class I	100,000
Class Y	296,474,641
Cost of shares redeemed:
Class A	(108,698)
Class Y	(1,671,381)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	295,234,905
Total Increase (Decrease) in Net Assets	290,024,298
Net Assets ($):
Beginning of Period	—
End of Period	290,024,298
Undistributed investment (loss)—net	(2,341,909)
Capital Share Transactions (Shares):
Class A
Shares sold	26,822
Shares redeemed	(8,762)
Net Increase (Decrease) in Shares Outstanding	18,060
Class C
Shares sold	8,778
Class I
Shares sold	8,000
Class Y
Shares sold	23,824,299
Shares redeemed	(136,108)
Net Increase (Decrease) in Shares Outstanding	23,688,191

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to October 31, 2014.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.16)	(.21)	(.14)	(.15)
Net realized and unrealized
gain (loss) on investments	(.14)	(.14)	(.14)	(.12)
Total from Investment Operations	(.30)	(.35)	(.28)	(.27)
Net asset value, end of period	12.20	12.15	12.22	12.23
Total Return (%)[b]	(2.40)[c]	(2.80)[c]	(2.24)	(2.16)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	3.14	3.87	2.87	2.75
Ratio of net expenses
to average net assets[d]	3.10	3.77	2.77	2.75
Ratio of net investment (loss)
to average net assets[d]	(2.26)	(2.97)	(1.96)	(1.96)
Portfolio Turnover Rate[b]	312.91	312.91	312.91	312.91
Net Assets, end of period ($ x 1,000)	220	107	98	289,600

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Long/Short Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on March 31, 2014. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager.As of the end of the reporting period, Owl Creek Asset Management, L.P. (“Owl Creek”), Perella Weinberg Partners Capital Management LP (“Perella Weinberg”), Sirios Capital Management, L.P. (“Sirios”), Union Point Advisors, LLC (“Union Point”), Kingsford Capital Management, LLC (“Kingsford Capital”) and Standard Pacific Capital, LLC (“Standard Pacific”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

At a meeting held on June 13, 2014, the Company’s Board of Directors (the “Board”) approved, effective September 1, 2014, a proposal to change the name of the fund from “Dreyfus Select Managers Long/Short Equity Fund” to “Dreyfus Select Managers Long/Short Fund”. At a July 23-24, 2014 meeting, the Board approved a new sub-investment advisory agreement with each of Kingsford Capital and Standard Pacific, both of which became effective on August 15, 2014. At an October 29-30, 2014 meeting, the Board approved a new sub-investment advisory agreement with Three Bridges Capital, LP (“Three Bridges”), which became effective on November 17, 2014.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common

24

Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, Class C and Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by an independent pricing service (the “Service”). Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

	Level 2—Other	Level 3—
Level 1—	Significant	Significant
Unadjusted	Observable	Unobservable
Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks† 144,718,509	—	—	144,718,509

28

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Equity Securities—
Foreign
Common Stocks†	21,790,534	17,096,305 ††	—	38,886,839
Warrants†	417,325	—	—	417,325
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	-	692,640	-	692,640
Options Purchased	166,599	—	—	166,599
Swaps†††	—	492,886	—	492,886
Liabilities ($)
Other Financial
Instruments:
Financial Futures†††	(1,664,404)	—	—	(1,664,404)
Forward Foreign
Currency Exchange
Contracts†††	—	(222,882)	—	(222,882)
Options Written	(39,408)	—	—	(39,408)
Swaps†††	—	(646,086)	—	(646,086)
Securities Sold Short:
Equity Securities—
Domestic††††	(26,900,255)	—	—	(26,900,255)
Equity Securities—
Foreign††††	(7,386,561)	—	—	(7,386,561)
Exchange-Traded
Funds††††	(16,465,129)	—	—	(16,465,129)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.
††††	See Statement of Securities Sold Short for additional detailed classifications.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

30

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $4,487,345 and unrealized appreciation $1,076,592. In addition, the fund deferred for tax purposes late year ordinary losses of $1,768,721 to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014.The fund has $2,357,024 of post-enactment short-term capital losses and $2,130,321 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency transactions, swap periodic payments, fund start-up costs and real estate investment trusts, the fund increased accumulated undistrib-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

uted investment income-net by $365,888, decreased accumulated net realized gain (loss) on investments by $334,755 and decreased paid-in capital by $31,133. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 2.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from March 31, 2014 through April 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expenses on securities sold short, taxes, interest expense, brokerage commissions and extraordinary expenses) exceed 2.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $4,481 during the period ended October 31, 2014.

Pursuant to a Portfolio Allocation Management Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

32

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Owl Creek, Perella Weinberg (terminated on November 28, 2014), Sirios, Union Point, Kingsford Capital, Standard Pacific and Three Bridges (effective November 17, 2014), each serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the fund’s portfolio. Dreyfus pays each sub-Investment advisor a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more subadvisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated subadviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a subadviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any subadviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $440 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services pro-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

vided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $289 and $147, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $407 for transfer agency services and $10 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction

34

activity. During the period ended October 31, 2014, the fund was charged $28,650 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $10,507 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $472,873, Distribution Plan fees $67, Shareholder Services Plan fees $68, custodian fees $20,000, Chief Compliance Officer fees $987 and transfer agency fees $70.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amounts of purchases and sales of investment securities and securities sold short, excluding short-term securities, financial futures, options transactions, forward contracts and swap transactions, during the period ended October 31, 2014 were as follows:

	Purchases ($)	Sales ($)
Long transactions	702,382,561	522,661,647
Short sale transactions	119,420,317	70,334,870
Total	821,802,878	592,996,517

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at October 31, 2014 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

36

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, or as a substitute for an investment.The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended October 31, 2014:

			Options Terminated
	Number of	Premiums		Net Realized
Options Written:	Contracts	Received ($)	Cost ($)	Gain ($)
Contracts Outstanding
March 31, 2014	—	—
Contracts written	21,851	1,500,880
Contracts terminated:
Contracts closed	15,218	1,059,821	991,228	68,593
Contracts exercised	390	39,270	—	39,270
Contracts expired	5,176	335,184	—	335,184
Total contracts terminated	20,784	1,434,275	991,228	443,047
Contracts Outstanding
October 31, 2014	1,067	66,605

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any

38

realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty.The following summarizes open forward contracts at October 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
11/5/2014[a]	125	110	110	0
Canadian Dollar,
Expiring
12/17/2014[a]	863,029	774,000	764,821	(9,179)
Euro,
Expiring:
12/17/2014[b]	297,508	384,669	372,937	(11,732)
1/15/2015[b]	1,391,000	1,769,544	1,744,039	(25,505)
Indian Rupee,
Expiring
12/17/2014[a]	72,936,811	1,178,145	1,175,990	(2,155)
Indonesian Rupiah,
Expiring
12/17/2014[a]	15,813,908,487	1,289,276	1,298,088	8,812
Japanese Yen,
Expiring:
11/5/2014[a]	1,320	12	12	0
11/6/2014[a]	133,935,051	1,196,918	1,192,389	(4,529)
12/17/2014[a]	484,221,216	4,476,960	4,313,273	(163,687)
South Korean Won,
Expiring
12/17/2014[a]	891,348,970	834,015	832,462	(1,553)
Taiwan New Dollar,
Expiring
12/17/2014[a]	14,020,115	462,436	461,188	(1,248)
Thai Baht,
Expiring
12/17/2014[a]	11,557,913	357,388	354,097	(3,291)

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Canadian Dollar,
Expiring
12/17/2014[a]	3,780,306	3,400,955	3,350,127	50,828
Euro,
Expiring
1/15/2015[b]	2,725,000	3,526,517	3,416,611	109,906
Hong Kong Dollar,
Expiring
11/4/2014[a]	681,298	87,848	87,851	(3)
Indian Rupee,
Expiring
12/17/2014[a]	480,048,545	7,756,326	7,740,019	16,307
Indonesian Rupiah,
Expiring
12/17/2014[a]	19,357,465,051	1,600,435	1,588,961	11,474
Japanese Yen,
Expiring
12/17/2014[a]	1,089,659,962	10,113,325	9,706,311	407,014
South Korean Won,
Expiring
12/17/2014[a]	1,997,491,933	1,925,870	1,865,528	60,342
Philippines Peso,
Expiring
12/17/2014[a]	32,945,469	744,265	732,993	11,272
Taiwan New Dollar,
Expiring
12/17/2014[a]	26,667,556	890,848	877,222	13,626
Thai Baht,
Expiring
12/17/2014[a]	11,557,913	357,156	354,097	3,059
Gross Unrealized
Appreciation				692,640
Gross Unrealized
Depreciation				(222,882)

Counterparties:

a	Morgan Stanley Capital Services
b	Goldman Sachs International

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements

40

are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counter-party to the fund to cover the fund’s exposure to the counterparty.The

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

following summarizes open total return swaps entered into by the fund at October 31, 2014:

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparties	Expiration	(Depreciation) ($)

Receive	2,307,716	Consumer	Morgan Stanley	10/31/2016	(242)
		Staples	Capital Services
		SPDR XLP
Receive	2,309,993	Consumer	Morgan Stanley	10/31/2016	(1,403)
		Discretionary	Capital Services
		XLY
Pay	418,031	Mxas Asia	Morgan Stanley	8/29/2016	11,280
		Basket	Capital Services
Receive	885,539	Kotak	Morgan Stanley	8/19/2016	41,222
		Mahindra Bank	Capital Services
Receive	222,210	Oil & Natural	Morgan Stanley	8/19/2016	(7,379)
		Gas Corp.	Capital Services
Receive	458,045	Epistar Corp.	Morgan Stanley	8/22/2016	(44,022)
			Capital Services
Receive	891,479	Balkrishna	Morgan Stanley	8/19/2016	7,486
		Industries	Capital Services
Receive	561,183	Motherson	Morgan Stanley	8/19/2016	47,400
		Sumi Systems	Capital Services
Receive	1,337,302	Yes Bank	Morgan Stanley	8/19/2016	184,270
			Capital Services
Receive	901,130	Cheniere	Morgan Stanley	8/19/2016	(16,375)
		Energy Partners	Capital Services
Receive	620,449	Persistent	Morgan Stanley	8/19/2016	(28,523)
		Systems Ltd	Capital Services
Receive	510,345	Guharat Pipaviv	Morgan Stanley	8/19/2016	39,002
			Capital Services
Receive	600,424	Tata Motirs Ltd	Morgan Stanley	8/19/2016	28,249
			Capital Services
Receive	1,908,310	Just Dial Ltd	Morgan Stanley	8/19/2016	(254,828)
			Capital Services
Receive	697,623	Asian Paints Ltd	Morgan Stanley	8/19/2016	9,297
			Capital Services
Pay	3,105,483	Huaneng	Morgan Stanley	8/22/2016	(24,841)
		Power Intl Inc	Capital Services
Pay	430,229	United Tractors	Morgan Stanley	8/22/2016	60,511
		TBK PT	Capital Services
Pay	977,862	Orica Ltd	Goldman Sachs	2/19/2016	(23,523)
			International
Pay	46,963,106	Aeon Co Ltd	Goldman Sachs	2/22/2016	(32,979)
			International
Pay	65,796,702	Sumco Corp.	Goldman Sachs	4/4/2016	(195,978)
			International
Pay	3,185,319	Anta Sports	Morgan Stanley	8/22/2016	(9,747)
		Products	Capital Services
Pay	4,005,946	GCL-Poly Energy	Morgan Stanley	8/22/2016	23,755
		Holdings Ltd	Capital Services

42

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparties	Expiration	(Depreciation) ($)

Pay	4,332,756	UNI-President	Morgan Stanley	8/22/2016	(6,246)
		China Holdings	Capital Services
Pay	475,147	Astra	Morgan Stanley	8/22/2016	40,414
		International TBK	Capital Services

Gross Unrealized
Appreciation	492,886
Gross Unrealized
Depreciation	(646,086)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[2,4]	659,485	Equity risk[1,3,5]	(2,349,898)
Foreign exchange risk[6]	692,640	Foreign exchange risk[7]	(222,882)
Gross fair value of
derivatives contracts	1,352,125		(2,572,780)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Outstanding options written, at value.
4	Unrealized appreciation on swap agreements.
5	Unrealized depreciation on swap agreements.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11] Total
Equity	(1,406,195)	(277,295)	—	(717,139) (2,400,629)
Foreign
exchange	—	—	327,848	— 327,848
Total	(1,406,195)	(277,295)	327,848	(717,139) (2,072,781)

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[12] Transactions[13]		Contracts[14]	Transactions[15] Total
Equity	(1,664,404)	(43,387)	—	(153,200) (1,860,991)
Foreign
exchange	—	—	469,758	— 469,758
Total	(1,664,404)	(43,387)	469,758	(153,200) (1,391,233)

Statement of Operations location:

8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10] Net realized gain (loss) on forward foreign currency exchange contracts.
[11] Net realized gain (loss) on swap transactions.
[12] Net unrealized appreciation (depreciation) on financial futures.
[13] Net unrealized appreciation (depreciation) on options transactions.
[14] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[15] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At October 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	—	(1,664,404)
Options	166,599	(39,408)
Forward contracts	692,640	(222,882)
Swaps	492,886	(646,086)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	1,352,125	(2,572,780)
Derivatives not subject
to Master Agreements	(166,599)	1,703,812
Total gross amount of assets and
liabilities subject to Master Agreements	1,185,526	(868,968)

44

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Goldman Sachs
International	109,906	(109,906)	—	—
Morgan Stanley
Capital Services	1,075,620	(579,251)	(496,369)	—
Total	1,185,526	(689,157)	(496,369)	—

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs
International	(289,717)	109,906	—	(179,811)
Morgan Stanley
Capital Services	(579,251)	579,251	—	—
Total	(868,968)	689,157	—	(179,811)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Equity financial futures	18,321,043
Equity options contracts	189,411
Forward contracts	9,261,114

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2014:

Average Notional Value ($)
Equity total return swap agreements	2,804,173

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, the cost of investments for federal income tax purposes was $181,332,053; accordingly, accumulated net unrealized appreciation on investments was $2,857,219, consisting of $12,507,627 gross unrealized appreciation and $9,650,408 gross unrealized depreciation.

NOTE 5—Subsequent Event:

At a November 25, 2014 meeting, the Board voted to terminate the fund’s sub-investment advisory agreement with Perella Weinberg, which became effective on November 28, 2014.

46

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
Dreyfus BNY Mellon Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Select Managers Long/Short Fund (the “Fund”), a series of Dreyfus BNY Mellon Funds, Inc., including the statements of investments, securities sold short, financial futures and options written as of October 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Select Managers Long/Short Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 30, 2014

The Fund 47

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors (the “Board”) held on July 23-24, 2014 (the “July Meeting”), Dreyfus and EACM recommended the appointment of Standard Pacific Capital, LLC (“Standard Pacific”) and Kingsford Capital Management, LLC (“Kingsford Capital” and, together with Standard Pacific, the “New Sub-Advisers”) to serve as new sub-investment advisers for the fund.The recommendation of the New Sub-Advisers was based on, among other information, EACM’s review and due diligence report relating to the New Sub-Advisers and their investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to each New Sub-Adviser of a portion of the fund’s assets would allow the New Sub-Advisers to effectively complement the fund’s four other sub-advisers — Owl Creek Asset Management, L.P., Perella Weinberg Partners Capital Management LP, Sirios Capital Management, L.P. and Union Point Advisors, LLC — and increase portfolio diversification, particularly in light of Kingsford Capital’s focus on short selling individual stocks, which should partially offset the net long positions of the fund’s other sub-advisers, and Standard Pacific’s Asia-Pacific investment focus, which should enhance the fund’s geographic diversification, and would be in the best interests of the fund’s shareholders. The target percentage of the fund’s assets to be allocated to each New Sub-Adviser will occur over time.

At the July Meeting, the Board, including a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (“Independent Directors”), considered and approved a Sub-Investment Advisory Agreement between Dreyfus and each of Standard Pacific and Kingsford pursuant to which each would provide day-to-day management of a portion of the fund’s investments (the “New Sub-Advisory Agreements”). In determining whether to approve the New Sub-Advisory Agreements, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of each New Sub-Advisory Agreement between Dreyfus and the New Sub-Adviser; (ii) information regarding the process by which EACM

48

recommended and Dreyfus selected and recommended each New Sub-Adviser for Board approval; (iii) information regarding the nature, extent and quality of the services each New Sub-Adviser would provide to the fund; (iv) information regarding each New Sub-Adviser’s reputation, investment management business, personnel, and operations; (v) information regarding each New Sub-Adviser’s brokerage and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by each New Sub-Adviser; (vii) information regarding each New Sub-Adviser’s compliance program; and (viii) information regarding each New Sub-Adviser’s historical performance returns managing investment mandates similar to the fund’s investment mandate with respect to the portion of the fund’s assets to be allocated to the New Sub-Adviser, with such performance compared to relevant indices. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the July Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by the New Sub-Advisers. In examining the nature, extent and quality of the services to be provided by the New Sub-Advisers to the fund, the Board considered each New Sub-Adviser’s: (i) organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) proposed investment strategy for the fund; (iv) long- and short-term performance relative to unmanaged indices; and (v) compliance pro-gram.The Board specifically took into account each New Sub-Adviser’s investment process and research resources and capabilities, evaluating how the New Sub-Adviser would complement the fund’s existing sub-advisers.The Board also discussed the acceptability of the terms of each New Sub-Advisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements. The

The Fund 49

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by the New Sub-Advisers.The Board concluded that the fund will benefit from the quality and experience of each New Sub-Adviser’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the New Sub-Advisers were adequate and appropriate in light of each New Sub-Adviser’s experience with the proposed investment strategy for the portion of the fund’s assets to be allocated to the New Sub-Adviser, each New Sub-Adviser’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage the New Sub-Advisers, and supported a decision to approve each New Sub-Advisory Agreement.

Investment Performance of the New Sub-Advisers. Because the New Sub-Advisers were newly-appointed sub-advisers for the fund, the Board could not consider their investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the New Sub-Advisory Agreements during the July Meeting. However, the Board did review each New Sub-Adviser’s historical performance record in managing other portfolios that were comparable to the fund with respect to its investment mandate for the portion of the fund’s assets to be allocated to the New Sub-Adviser.The Board also discussed with representatives of Dreyfus and EACM the investment strategies to be employed by each New Sub-Adviser in the management of its portion of the fund’s assets.The Board noted each New Sub-Adviser’s reputation and experience with respect to the proposed investment strategy for the portion of the fund’s assets to be allocated to the New Sub-Adviser, the portfolio managers’ experience with such investment strategy, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on their consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve each New Sub-Advisory Agreement.

50

Costs of Services to be Provided and Profitability.The Board considered the proposed fee payable under each New Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus and, thus, would not impact the fees paid by the fund. The Board recognized that, because each New Sub-Adviser’s fee would be paid by Dreyfus, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement and, therefore, the Board received and considered a profitability analysis of Dreyfus and its affiliates with respect to the proposed addition of Kingsford Capital and Standard Pacific as additional sub-advisers for the fund.The Board concluded that the proposed fee payable to each New Sub-Adviser by Dreyfus with respect to the assets to be allocated to each New Sub-Adviser in their respective capacities as sub-advisers was reasonable and appropriate and Dreyfus’ profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by Dreyfus and the New Sub-Advisers.

Economies of Scale to be Realized.The Board recognized that, because each New Sub-Adviser’s fee would be paid by Dreyfus, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, consideration of economies of scale with respect to the New Sub-Advisers was not relevant to the Board’s determination to approve the New Sub-Advisory Agreements.

The Board also considered whether there were any ancillary benefits that may accrue to the New Sub-Advisers as a result of the New Sub-Advisers’ relationships with the fund. The Board concluded that the New Sub-Advisers may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the New Sub-Advisers were required to select brokers who met the fund’s requirements for seeking best execution, and that Dreyfus monitored and evaluated each New Sub-Adviser’s trade execution with respect to fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the

The Fund 51

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

benefits that were expected to accrue to each New Sub-Adviser by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, concluded that the initial approval of each New Sub-Advisory Agreement was in the best interests of the fund, and approved the New Sub-Advisory Agreements for the fund.

At a meeting of the Board held on October 29-30, 2014 (the “October Meeting”), Dreyfus and EACM recommended the appointment of Three Bridges Capital, LP (“Three Bridges”) to serve as a new sub-investment adviser for the fund.The recommendation of Three Bridges was based on, among other information, EACM’s review and due diligence report relating to Three Bridges and its investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to Three Bridges of a portion of the fund’s assets would allow Three Bridges to effectively complement the fund’s six other sub-advisers —Kingsford Capital Management, LLC, Owl Creek Asset Management, L.P., Perella Weinberg Partners Capital Management LP, Sirios Capital Management, L.P., Standard Pacific Capital, LLC and Union Point Advisors, LLC — and increase portfolio diversification, particularly in light of Three Bridges’Western Europe investment focus, which should enhance the fund’s geographic diversification, and would be in the best interests of the fund’s shareholders.The target percentage of the fund’s assets to be allocated to Three Bridges will occur over time.

52

At the October Meeting, the Board, including a majority of Independent Directors, considered and approved a Sub-Investment Advisory Agreement between Dreyfus and Three Bridges pursuant to which Three Bridges would provide day-to-day management of a portion of the fund’s investments (the “New Sub-Advisory Agreement”). In determining whether to approve the New Sub-Advisory Agreement, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of the New Sub-Advisory Agreement between Dreyfus and Three Bridges; (ii) information regarding the process by which EACM recommended and Dreyfus selected and recommended Three Bridges for Board approval; (iii) information regarding the nature, extent and quality of the services Three Bridges would provide to the fund; (iv) information regarding Three Bridges’ reputation, investment management business, personnel, and operations; (v) information regarding Three Bridges’ brokerage and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by Three Bridges; (vii) information regarding Three Bridges’ compliance program; and (viii) information regarding Three Bridges’ historical performance returns managing investment mandates similar to the fund’s investment mandate with respect to the portion of the fund’s assets to be allocated to Three Bridges, with such performance compared to relevant indices. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the October Meeting.Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by Three Bridges. In examining the nature, extent and quality of the services to be provided by Three Bridges to the fund, the Board considered Three Bridges’: (i) organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) expertise in providing portfolio

The Fund 53

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

management services to other similar investment portfolios and the performance history of those portfolios; (iii) proposed investment strategy for the fund; (iv) long- and short-term performance relative to unmanaged indices; and (v) compliance program. The Board specifically took into account Three Bridges’ investment process and research resources and capabilities, evaluating how Three Bridges would complement the fund’s existing sub-advisers.The Board also discussed the acceptability of the terms of the New Sub-Advisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements. The Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by Three Bridges.The Board concluded that the fund will benefit from the quality and experience of Three Bridges’ investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by Three Bridges were adequate and appropriate in light of Three Bridges’ experience with the proposed investment strategy for the portion of the fund’s assets to be allocated to it,Three Bridges’ portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage Three Bridges, and supported a decision to approve the New Sub-Advisory Agreement.

Investment Performance of the New Sub-Advisers. Because Three Bridges was a newly-appointed sub-adviser for the fund, the Board could not consider its investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the New Sub-Advisory Agreement during the October Meeting. However, the Board did review Three Bridges’ historical performance record in managing other portfolios that were comparable to the fund with respect to its investment mandate for the portion of the fund’s assets to be allocated to it. The Board also discussed with representatives of Dreyfus and EACM

54

the investment strategies to be employed by Three Bridges in the management of its portion of the fund’s assets. The Board noted Three Bridges’ reputation and experience with respect to the proposed investment strategy for the portion of the fund’s assets to be allocated to it, the portfolio managers’ experience with such investment strategy, and EACM’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on their consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve the New Sub-Advisory Agreement.

Costs of Services to be Provided and Profitability.The Board considered the proposed fee payable under the New Sub-Advisory Agreement, noting that the proposed fee would be paid by Dreyfus and, thus, would not impact the fees paid by the fund. The Board recognized that, because Three Bridges’ fee would be paid by Dreyfus, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement and, therefore, the Board received and considered a profitability analysis of Dreyfus and its affiliates with respect to the proposed addition of Three Bridges as an additional sub-adviser for the fund. The Board concluded that the proposed fee payable to Three Bridges by Dreyfus with respect to the assets to be allocated to Three Bridges in its capacity as a sub-adviser was reasonable and appropriate and Dreyfus’ profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by Dreyfus and Three Bridges.

Economies of Scale to be Realized. The Board recognized that, because Three Bridges’ fee would be paid by Dreyfus, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, consideration of economies of scale with respect to Three Bridges was not relevant to the Board’s determination to approve the New Sub-Advisory Agreement.

The Fund 55

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered whether there were any ancillary benefits that may accrue to Three Bridges as a result of its relationship with the fund.The Board concluded that Three Bridges may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that Three Bridges was required to select brokers who met the fund’s requirements for seeking best execution, and that Dreyfus monitored and evaluated Three Bridges’ trade execution with respect to fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters.The Board concluded that the benefits that were expected to accrue to Three Bridges by virtue of its relationship with the fund were reasonable.

In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, concluded that the initial approval of the New Sub-Advisory Agreement was in the best interests of the fund, and approved the New Sub-Advisory Agreement for the fund.

56

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Francine J. Bovich (63)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

The Fund 57

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

58

OFFICERS OF THE FUND (Unaudited)

The Fund 59

OFFICERS OF THE FUND (Unaudited) (continued)

60

Dreyfus
TOBAM Emerging
Markets Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
16	Statement of Financial Futures
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Important Tax Information
38	Board Members Information
40	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
TOBAM Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus TOBAM Emerging Markets Fund, covering the period from the fund’s inception date on March 31, 2014, through October 31, 2014. For information about how the fund performed during the period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

For the period overall, international stock markets generally lost a modest degree of value due to renewed concerns regarding geopolitical tensions and persistently sluggish growth in Europe and the emerging markets. Results were especially weak over the last four months of the reporting period, offsetting gains at other times when investors responded more positively to aggressively accommodative monetary policies throughout much of the world. A strengthening U.S. dollar against most other major currencies also helped dampen returns for U.S. investors.

Some forces appear likely to support international stock prices over the foreseeable future: Low inflation has enabled the European Central Bank to reduce short-term interest rates further, China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis, and India’s stock market has surged after the election of a more business-friendly government.Yet, some countries are faring better economically than others and monetary policies have begun to diverge, affecting currency exchange rates and capital flows. Consequently, selectivity and a long-term perspective seem poised to become more important determinants of investment success. As always, we urge you to talk regularly with your financial advisor to assess the potential impact of these and other developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of March 31, 2014, through October 31, 2014, as provided by Ayaaz Allymun, Guillaume Toison, Nicolas Mejri and Nicolas Bégorre, Portfolio Managers

Fund and Market Performance Overview

Between its inception on March 31, 2014, and the end of its fiscal year on October 31, 2014, Dreyfus TOBAM Emerging Markets Fund’s Class A shares produced a total return of –0.48%, Class C shares returned –0.88%, Class I shares returned –0.32%, and Class Y shares returned –0.32%.1 In comparison, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), the fund’s benchmark, returned 4.08% for the same period.2

Emerging market equities produced generally flat returns during the reporting period, as economic slowdowns in China and other developing nations were balanced by a relatively robust economic recovery in the United States, a key importer of emerging market goods.The fund underperformed its benchmark, as its neutral risk allocation strategy prevented participation in some of the market’s stronger segments.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies in emerging market countries.

We seek to maximize portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI EM Index that have the lowest possible correlation to each other. We use a patented Anti-Benchmark® Maximum Diversification® model to construct a portfolio consisting of securities of emerging market issuers that we believe offer the most diversification potential and avoid the concentration risk that exists in traditional market capitalization-weighted indices. We focus on stock selection as opposed to making proactive decisions as to country, industry, or sector exposure.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We buy and sell individual securities according to their relative diversification benefits within the fund’s portfolio. A security will be removed from the portfolio when we believe it no longer provides a diversification benefit relative to the other securities in the fund’s portfolio. Conversely, a new security will be added to the fund’s portfolio when we believe it presents a meaningful diversification benefit.

Emerging Markets Showed Signs of Rebound

Many emerging markets had lost ground at the start of 2014 in the face of headwinds that undermined investor confidence. Some of the largest emerging economies, including Brazil, Turkey, and China, posted slowing economic growth rates, while Russia’s involvement in Ukrainian political instability raised the specter of broadening Western sanctions.

When many of these concerns subsequently failed to materialize, emerging market equities began a rally that lasted through the spring and summer.The election of new, pro-business leadership in India led to improving trade balances, a strengthening currency, and sharply higher stock prices. China’s economy showed signs of stabilization as central bankers eased monetary policy and government officials backed away from lending restrictions in most cities. However, the market gains achieved during these months were erased in September, when renewed fears of stalling global economic growth sent stock prices broadly and sharply lower.A market rebound amid heightened volatility in late October enabled the MSCI EM Index to end the reporting period with modestly positive absolute returns.

Mixed Results from Our Unbiased Portfolio

The fund’s benchmark clearly demonstrated its embedded biases over the reporting period, as the market’s early gains were driven by a highly correlated group of large-cap stocks, particularly those in the financials sector. Because our investment approach attempts to eliminate the benchmark’s biases from the fund’s portfolio, it held underweighted exposure to the financials sector and did not participate as fully in its gains. On the other hand, the fund’s unbiased positions in the energy sector fared relatively well, as the benchmark’s energy component generally underperformed market averages. In addition, the fund’s quantitative process proved effective in mitigating much of the volatility that affected emerging markets equities over the reporting period.

4

Maintaining a Steady, Disciplined Approach

We remain committed to our disciplined process of enhancing diversification and mitigating volatility in the stock markets of developing nations. By combining the MSCI EM Index’s holdings in ways that maximize diversification among the benchmark’s lower correlated securities, we believe that we can avoid individual stocks that have become too richly valued and, therefore, add risk by comprising a disproportionate percentage of the benchmark.Although we do not directly consider macroeconomic factors when selecting securities through our quantitative process, we believe that our approach positions the fund well to deliver strong risk-adjusted returns in today’s investment environment.

November 17, 2014

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through
April 1, 2015, at which time it may be extended, terminated or modified.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-
weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America, and the Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus TOBAM Emerging Markets Fund on 3/31/14 (inception date) to a $10,000 investment made in the Morgan Stanley Capital International Emerging Markets Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all classes.The Index is a free-float adjusted, market-capitalization weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/14

	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (5.75%)	3/31/14	–6.18%
without sales charge	3/31/14	–0.48%
Class C shares
with applicable redemption charge †	3/31/14	–1.87%
without redemption	3/31/14	–0.88%
Class I shares	3/31/14	–0.32%
Class Y shares	3/31/14	–0.32%
Morgan Stanley Capital International
Emerging Markets Index	3/31/14	4.08%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The Index date is based on the life of Class A shares.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus TOBAM Emerging Markets Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.28	$10.04	$5.03	$5.03
Ending value (after expenses)	$994.40	$991.20	$996.00	$996.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.36	$10.16	$5.09	$5.09
Ending value (after expenses)	$1,018.90	$1,015.12	$1,020.16	$1,020.16

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for
Class I and 1.00% for ClassY, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Common Stocks—95.5%	Shares		Value ($)
Brazil—1.6%
America Latina Logistica	19,700		53,982
Fibria Celulose	29,600	[a]	358,487
JBS	9,100		40,581
Tractebel Energia	2,500		34,051
			487,101
Chile—.2%
ENTEL Chile	6,050		65,307
China—18.3%
ANTA Sports Products	131,000		257,734
Biostime International Holdings	31,000		70,208
China Longyuan Power Group, Cl. H	66,000		70,502
China Mengniu Dairy	81,000		357,583
China Shipping Container Lines, Cl. H	187,000	[a]	53,237
Country Garden Holdings	140,800		56,132
Datang International Power Generation, Cl. H	398,000		208,938
ENN Energy Holdings	30,000		194,473
Geely Automobile Holdings	185,000		82,800
GOME Electrical Appliances Holdings	1,505,467		236,696
Haitian International Holdings	27,000		57,954
Hengan International Group	14,000		149,093
Huaneng Power International, Cl. H	406,000		501,614
Inner Mongolia Yitai Coal, Cl. B	67,200		107,924
Kingsoft	98,000		233,465
Lenovo Group	282,000		423,677
Shandong Weigao Group Medical Polymer, Cl. H	248,000		249,837
Shanghai Pharmaceuticals Holding, Cl. H	74,400		186,221
Shenzhou International Group Holdings	23,000		79,333
Sihuan Pharmaceutical Holdings Group	330,000		263,214
Sinopharm Group, Cl. H	19,200		74,971
Sun Art Retail Group	190,000		203,765
Tingyi Holding	146,000		366,371
Tsingtao Brewery, Cl. H	20,000		147,815
Uni-President China Holdings	175,800		162,472
Want Want China Holdings	333,000		460,170
ZTE, Cl. H	94,800		229,677
			5,485,876

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Colombia—2.1%
Cementos Argos	11,944		60,954
Cemex Latam Holdings	4,320	[a]	38,549
Ecopetrol	90,037		120,341
Grupo Argos	3,610		39,267
Grupo de Inversiones Suramericana	14,667		304,960
Interconexion Electrica	8,908		38,100
ISAGEN	23,611		31,099
			633,270
Czech Republic—1.7%
CEZ	16,043		443,661
Komercni banka	309		66,223
			509,884
Greece—.6%
FF Group	1,517	[a]	49,702
JUMBO	6,608		72,507
OPAP	4,323		52,500
			174,709
Hong Kong—7.1%
Beijing Enterprises Holdings	20,500		168,041
China Gas Holdings	54,000		98,579
China Resources Enterprise	84,000		199,578
China Resources Gas Group	52,000		148,450
China Resources Power Holdings	142,000		419,500
CITIC	57,000		99,745
CSPC Pharmaceutical Group	44,000		40,484
GCL-Poly Energy Holdings	817,000	[a]	275,849
Haier Electronics Group	57,000		153,910
Hanergy Thin Film Power Group	1,332,000	[a]	304,035
Kunlun Energy	54,000		72,573
Sino Biopharmaceutical	160,000		160,846
			2,141,590
Hungary—.2%
Richter Gedeon	4,351		66,403

10

Common Stocks (continued)	Shares		Value ($)
Indonesia—3.5%
Bank Central Asia	163,800		177,221
Bank Danamon Indonesia	140,400		49,188
Jasa Marga	168,400		89,461
Perusahaan Gas Negara	654,200		322,300
Telekomunikasi Indonesia	1,105,800		253,812
Unilever Indonesia	19,700		49,587
XL Axiata	205,600		94,032
			1,035,601
Malaysia—5.7%
AirAsia	91,400		69,900
Axiata Group	142,500		306,260
CIMB Group Holdings	59,362		117,399
DiGi.Com	72,600		137,354
IJM	24,700		52,022
Maxis	139,300		286,255
Telekom Malaysia	104,725		230,496
Tenaga Nasional	122,300		496,815
			1,696,501
Mexico—1.5%
Compartamos	32,400		72,180
Genomma Lab Internacional, Cl. B	26,100	[a]	66,111
Gruma, Cl. B	4,800	[a]	52,729
Grupo Financiero Inbursa, Ser. O	43,600		131,549
Mexichem	16,200		66,262
Promotora y Operadora de Infraestructura	5,100	[a]	70,348
			459,179
Peru—.9%
Cia de Minas Buenaventura, ADR	29,245		269,054
Poland—3.3%
Alior Bank	6,227	[a]	138,292
Bank Millennium	28,869		71,579
Bank Zachodni WBK	617		69,914
Cyfrowy Polsat	7,240		55,404

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Poland (continued)
Enea	13,134		62,435
Eurocash	11,351		111,914
Orange Polska	93,932		281,758
PGE	9,122		59,861
Polskie Gornictwo Naftowe i Gazownictwo	45,984		68,688
Tauron Polska Energia	44,798		69,981
			989,826
Russia—.3%
Uralkali	8,220		29,330
VTB Bank	51,510,000	[a]	47,821
			77,151
South Africa—1.2%
African Bank Investments	107,504	[b]	1
AngloGold Ashanti	17,234	[a]	144,281
Gold Fields	57,934		188,789
Harmony Gold Mining	25,104	[a]	41,066
			374,137
South Korea—20.1%
Amorepacific	24		51,671
AMOREPACIFIC Group	182		201,530
Celltrion	6,735	[a]	264,617
CJ	277		45,171
Coway	5,052		384,340
Halla Visteon Climate Control	2,094		93,626
Hotel Shilla	1,262		121,316
Hyundai Glovis	1,206		299,930
Hyundai Marine & Fire Insurance	6,572		173,777
Hyundai Merchant Marine	10,540	[a]	112,955
Hyundai Wia	2,121		365,032
Kangwon Land	6,339		207,704
KCC	63		34,915
Kia Motors	5,358		261,389
Korea Aerospace Industries	6,330		244,800
Korea Electric Power	11,205		488,714
Korea Gas	3,112	[a]	146,012
KT	8,837		271,333

12

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
LG Household & Health Care	272		158,798
LG Uplus	30,910		317,464
NAVER	391		274,726
NCSoft	1,986		273,462
Orion	337		260,233
Paradise	2,193		68,572
Samsung Fire & Marine Insurance	1,218		328,228
Samsung SDI	408		48,183
SK Telecom	1,405		352,392
Yuhan	1,139		188,151
			6,039,041
Taiwan—20.9%
Acer	133,000	[a]	91,589
Asia Pacific Telecom	245,000		146,939
Asustek Computer	43,000		439,209
Catcher Technology	44,000		372,877
Chicony Electronics	165		475
Chunghwa Telecom	91,000		277,345
Compal Electronics	108,000		80,188
Delta Electronics	65,000		398,062
Eclat Textile	23,320		221,763
Far EasTone Telecommunications	199,000		440,584
Hermes Microvision	3,000		145,425
Hiwin Technologies	16,870		133,596
HTC	81,000	[a]	366,761
Innolux	318,000		145,329
Inotera Memories	96,000	[a]	148,494
Inventec	324,000		225,464
Kinsus Interconnect Technology	37,000		139,737
Largan Precision	5,000		352,238
Lite-On Technology	1,800		2,530
MediaTek	12,000		175,571
Powertech Technology	109,000	[a]	183,695
President Chain Store	27,000		202,748
Quanta Computer	135,000		339,739
Radiant Opto-Electronics	65,000		228,286

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Standard Foods	2,970		7,021
Synnex Technology International	54,000		76,066
Taiwan Mobile	147,000		477,057
TPK Holding	37,000		218,288
Uni-President Enterprises	145,580		251,079
			6,288,155
Thailand—5.3%
Advanced Info Service	25,300		186,966
Airports of Thailand	10,800		80,227
Bangkok Dusit Medical Services	127,000		72,125
BEC World	75,600		112,141
Charoen Pokphand Foods	71,700		68,793
CP ALL	320,500		447,677
Glow Energy	24,500		75,763
PTT Exploration & Production	55,200		249,629
TMB Bank	2,074,900		196,285
True Corp	322,900	[a]	116,937
			1,606,543
Turkey—1.0%
Enka Insaat ve Sanayi	27,779		67,126
Tofas Turk Otomobil Fabrikasi	11,298		70,766
Ulker Biskuvi Sanayi	22,395		165,292
			303,184
Total Common Stocks
(cost $29,531,312)			28,702,512

Preferred Stocks—3.5%
Brazil—2.4%
Centrais Eletricas Brasileiras, Cl. B	16,800		63,596
Cia Energetica de Sao Paulo, Cl. B	19,600		193,239
Gerdau	12,300		55,049
Oi	113,600	[a]	59,599
Suzano Papel e Celulose, Cl. A	46,300		195,447
Usinas Siderurgicas de Minas Gerais, Cl. A	61,300	[a]	141,011
			707,941

14

Preferred Stocks (continued)	Shares	Value ($)
Colombia—1.1%
Banco Davivienda	3,338	49,806
Bancolombia	16,900	237,545
Grupo Aval Acciones y Valores	72,432	49,109
		336,460
Total Preferred Stocks
(cost $1,414,375)		1,044,401
Total Investments (cost $30,945,687)	99.0%	29,746,913
Cash and Receivables (Net)	1.0%	298,852
Net Assets	100.0%	30,045,765

ADR—American Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At October 31, 2014, the value of this security amounted to $1 or less than .01% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	20.6	Industrial	5.8
Telecommunication Services	14.3	Health Care	5.4
Consumer Staples	13.9	Materials	5.4
Utilities	13.9	Energy	2.1
Consumer Discretionary	9.8
Financial	7.8		99.0

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF FINANCIAL FUTURES

October 31, 2014

		Market Value		Unrealized
		Covered by		Appreciation
Contracts		Contracts ($)	Expiration	at 10/31/2014	($)
Financial Futures Long
Hang Seng China Enterprises Index	1	69,264	November 2014	2,269
MSCI Taiwan Stock Index	2	66,780	November 2014	1,560
SGX CNX Nifty Index	2	33,442	November 2014	1,204
FTSE/JSE Top 40 Index	2	81,024	December 2014	5,067
				10,100
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	30,945,687	29,746,913
Cash denominated in foreign currencies	311,192	301,944
Cash collateral		35,201
Cash on initial margin		1,439
Receivable for futures variation margin—Note 4		8,151
Dividends receivable		2,737
Prepaid expenses		51,071
Due from The Dreyfus Corporation and affiliates—Note 3(c)		7,622
		30,155,078
Liabilities ($):
Cash overdraft due to Custodian		61,757
Accrued expenses		47,556
		109,313
Net Assets ($)		30,045,765
Composition of Net Assets ($):
Paid-in capital		30,136,635
Accumulated undistributed investment income—net		347,542
Accumulated net realized gain (loss) on investments		759,596
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$10,100 net unrealized appreciation on financial futures)		(1,198,008)
Net Assets ($)		30,045,765

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	100,807	99,094	241,193	29,604,671
Shares Outstanding	8,102	8,000	19,357	2,376,000
Net Asset Value Per Share ($)	12.44	12.39	12.46	12.46

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS

From March 31, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends (net of $75,002 foreign taxes withheld of source):
Unaffiliated issuers	536,587
Affiliated issuers	72
Interest	1,191
Total Income	537,850
Expenses:
Investment advisory fee—Note 3(a)	154,368
Professional fees	80,289
Registration fees	42,732
Custodian fees—Note 3(c)	33,693
Prospectus and shareholders’ reports	4,921
Directors’ fees and expenses—Note 3(d)	1,825
Shareholder servicing costs—Note 3(c)	1,229
Distribution fees—Note 3(b)	451
Loan commitment fees—Note 2	102
Miscellaneous	15,454
Total Expenses	335,064
Less—reduction in expenses due to undertakings—Note 3(a)	(152,635)
Net Expenses	182,429
Investment Income—Net	355,421
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	791,907
Net realized gain (loss) on financial futures	(588)
Net realized gain (loss) on forward foreign currency exchange contracts	(49,286)
Net Realized Gain (Loss)	742,033
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,208,108)
Net unrealized appreciation (depreciation) on financial futures	10,100
Net Unrealized Appreciation (Depreciation)	(1,198,008)
Net Realized and Unrealized Gain (Loss) on Investments	(455,975)
Net (Decrease) in Net Assets Resulting from Operations	(100,554)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

From March 31, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment income—net	355,421
Net realized gain (loss) on investments	742,033
Net unrealized appreciation (depreciation) on investments	(1,198,008)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(100,554)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	101,377
Class C	100,000
Class I	245,000
Class Y	29,700,000
Cost of shares redeemed:
Class A	(58)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	30,146,319
Total Increase (Decrease) in Net Assets	30,045,765
Net Assets ($):
Beginning of the Period	—
End of Period	30,045,765
Undistributed investment income—net	347,542
Capital Share Transactions (Shares):
Class A
Shares sold	8,107
Shares redeemed	(5)
Net Increase (Decrease) in Shares Outstanding	8,102
Class C
Shares sold	8,000
Class I
Shares sold	19,357
Class Y
Shares sold	2,376,000

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 31, 2014 (commencement of operations) to October 31, 2014.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class Y
	Shares	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net[a]	.13	.07	.14	.15
Net realized and unrealized
gain (loss) on investments	(.19)	(.18)	(.18)	(.19)
Total from Investment Operations	(.06)	(.11)	(.04)	(.04)
Net asset value, end of period	12.44	12.39	12.46	12.46
Total Return (%)[b]	(.48)[c]	(.88)[c]	(.32)	(.32)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	2.35	3.06	2.15	1.84
Ratio of net expenses
to average net assets[d]	1.25	2.00	1.00	1.00
Ratio of net investment income
to average net assets[d]	1.71	.96	1.91	1.96
Portfolio Turnover Rate[b]	45.13	45.13	45.13	45.13
Net Assets, end of period ($ x 1,000)	101	99	241	29,605

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus TOBAM Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on March 31, 2014.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. TOBAM, a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C and 8,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

22

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

24

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	269,054	28,433,457	††	1	28,702,512
Equity Securities—
Foreign Preferred
Stocks†		1,044,401	††		1,044,401
Other Financial
Instruments:
Financial Futures†††	10,100	—		—	10,100

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation at period end.

Equity Securities—
Foreign ($)
Balance as of 3/31/2014	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,116)
Purchases	—
Sales	—
Transfers into Level 3†	3,117
Transfers out of Level 3	—
Balance as of 10/31/2014	1
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 10/31/2014	(3,116)

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level
3 for the current period was due to the lack of observable inputs following the halt in the trading of a security.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	3/31/2014	($)	Purchases ($)	Sales ($)	10/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		20,770,000	20,770,000	—		—

26

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,109,927 and unrealized depreciation $1,200,797.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, passive foreign investment companies, and fund start-up costs, the fund decreased accumulated undistributed investment income-net by $7,879, increased accumulated net realized gain (loss) on investments by $17,563 and decreased paid-in capital by $9,684. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from March 31, 2014 through April 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment

28

fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $152,635 during the period ended October 31, 2014.

Pursuant to a sub-investment advisory agreement between Dreyfus and TOBAM,TOBAM serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2014, the Distributor retained $2 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

assets. During the period ended October 31, 2014, Class C shares were charged $451 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $152 and $150, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $839 for transfer agency services and $6

30

for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $33,693 pursuant to the custody agreement.

During the period ended October 31, 2014, the fund was charged $5,102 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $21,522, Distribution Plan fees $63, Shareholder Services Plan fees $42, custodian fees $13,000, Chief Compliance Officer fees $617, and transfer agency fees $523, which are offset against an expense reimbursement currently in effect in the amount of $43,389.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended October 31, 2014, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended October 31, 2014, amounted to $43,808,474 and $13,679,726, respectively.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized

32

gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at October 31, 2014 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. At October 31, 2014, there were no forward contracts outstanding.

The Fund 33

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2014 is shown below:

Derivative
Assets ($)
Equity risk[1]	10,100
Gross fair value of
derivatives contracts	10,100

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation on financial futures as reported in the Statement of Financial
Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[2]	Contracts[3]	Total
Equity	(588)	—	(588)
Foreign exchange	—	(49,286)	(49,286)
Total	(588)	(49,286)	(49,874)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

Financial
Underlying risk	Futures[4]
Equity	10,100

Statement of Operations location:

2	Net realized gain (loss) on financial futures.
3	Net realized gain (loss) on forward foreign currency exchange contracts.
4	Net unrealized appreciation (depreciation) on financial futures.

34

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2014:

Average Market Value ($)
Forward contracts	1,547,412
Equity financial futures	163,397

At October 31, 2014, the cost of investments for federal income tax purposes was $30,948,476; accordingly, accumulated net unrealized depreciation on investments was $1,201,563, consisting of $1,365,692 gross unrealized appreciation and $2,567,255 gross unrealized depreciation.

The Fund 35

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
Dreyfus BNY Mellon Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus TOBAM Emerging Markets Fund (the “Fund”), a series of Dreyfus BNY Mellon Funds, Inc., including the statement of investments, as of October 31, 2014, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus TOBAM Emerging Markets Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 31, 2014 (commencement of operations) through October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 30, 2014

36

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund elects to provide each shareholder with their portion of the fund’s income sourced from foreign countries and taxes paid from foreign countries. The fund reports the maximum amount allowable but not less than $611,589 as income sourced from foreign countries for the fiscal year ended October 31, 2014 in accordance with Section 853(c)(2) of the Internal Revenue Code and also the fund reports the maximum amount allowable but not less than $72,273 as taxes paid from foreign countries for the fiscal year ended October 31, 2014 in accordance with Section 853(a) of the Internal Revenue Code. Where required by federal tax rules, shareholders will receive notification of their proportionate share of foreign sourced income and foreign taxes paid for the 2014 calendar year with Form 1099-DIV which will be mailed in early 2015.

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Francine J. Bovich (63)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

38

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

The Fund 39

OFFICERS OF THE FUND (Unaudited)

40

The Fund 41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Yield Enhancement
Strategy Fund

ANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Yield Enhancement
Strategy Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Yield Enhancement Strategy Fund, covering the six-month period from May 1, 2014, through October 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally continued to gain ground over the past six months, reinforcing a rally that began earlier in 2014 when long-term interest rates moderated due to geopolitical and economic concerns. These developments drove prices of long-term municipal securities higher, and favorable supply-and-demand dynamics helped keep yields low when economic growth resumed in the second quarter of the year. Meanwhile, improving economic fundamentals have enabled many states and municipalities to shore up their fiscal conditions.

While we remain cautiously optimistic regarding the municipal bond market’s prospects, we believe that selectivity is likely to become more important to investment success. Long-term rates could rise if, as we anticipate, the economy continues to accelerate. On the other hand, intensifying geopolitical turmoil and other factors could dampen the potentially adverse effects of a stronger domestic economic recovery, and rising investor demand for tax-advantaged investments may continue to support municipal bond prices.As always, we encourage you to discuss our observations with your financial adviser to assess their potential impact on your investments.

J. Charles Cardona
President
The Dreyfus Corporation
November 17, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period from inception on March 7, 2014, through October 31, 2014, as provided by Jeffrey M. Mortimer, CFA, Portfolio Manager

Fund and Market Performance Overview

From the commencement of the fund’s operations on March 7, 2014, to the end of its fiscal year on October 31, 2014, DreyfusYield Enhancement Strategy Fund’s Class A shares produced a total return of 2.89%, Class C shares returned 2.34%, Class I shares returned 3.08%, and ClassY shares returned 3.02%.1 In comparison, the fund’s benchmark, the Barclays U.S. Aggregate Bond Index, produced a total return of 3.04% for the 9-month period.2

U.S. fixed-income securities generally rallied over the reporting period when positive supply-and-demand dynamics drove long-term interest rates lower. Although bonds in overseas markets also fared well in local currency terms, a strengthening U.S. dollar undermined returns for unhedged U.S. investors. The fund produced lower returns than its benchmark, largely due to shortfalls in some of its underlying strategies’ lower rated positions, such as high yield bonds and floating-rate bank loans.

The Fund’s Investment Approach

The fund seeks high current income. The fund is designed to complement and diversify traditional bond portfolios.

To pursue its goal, the fund normally allocates its assets across fixed-income investment strategies using a “fund of funds” approach that apportions assets among other investment companies (underlying funds) employing various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging markets debt, municipal securities, and Treasury and other inflation-protected securities (TIPS).

Dreyfus determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors. As of October 31, 2014, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, Dreyfus Floating Rate Income Fund, Dreyfus High Yield Fund, Dreyfus Inflation Adjusted Securities Fund, and TCW Emerging Markets Income Fund.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic and Technical Factors Drove Market Performance

Weeks before the fund’s inception, evidence of an accelerating economic recovery and the Federal Reserve Board (the “Fed”)’s decision to gradually reduce its quantitative easing program drove yields of 10-year U.S. Treasury securities above 3%. However, renewed global economic concerns soon caused yields to moderate, and harsh winter weather dampened domestic economic activity as U.S. GDP contracted at a 2.1% annualized rate over the first quarter of 2014.

In contrast, U.S. economic growth rebounded at a 4.6% annualized rate during the second quarter and an estimated 3.5% annualized rate over the third quarter. Labor markets strengthened further, and the Fed continued to taper its bond purchases until the program ended on October 31. Nonetheless, robust investor demand for a relatively limited supply of securities kept yields low. Rates fell more sharply at the longer end of the market’s maturity spectrum, causing yield differences between short- and long-term bonds to narrow.

Higher yielding bond market sectors, such as lower rated corporate-backed bonds, commercial mortgage-backed securities, and asset-backed securities, generally outperformed U.S. government securities when credit conditions improved and income-oriented investors resumed their reach for more competitive yields. Falling interest rates in overseas bond markets, including Europe and Japan, helped lift international bond prices, but a strengthening U.S. dollar effectively offset those gains for U.S. investors.

Underlying Strategies Produced Mixed Results

The fund’s performance compared to its benchmark was constrained over the reporting period by two of its underlying funds. Dreyfus High Yield Fund was hurt by underweighted exposure to bonds in the stronger performing BB credit rating tier, which lies at the upper end of the high yield market’s credit quality range. Dreyfus Floating Rate Income Fund suffered due to an underweighted position in the publishing industry and lack of exposure to a distressed loan in the utilities sector that did not meet its investment criteria. The fund’s cash reserves also weighed mildly on relative performance.

The fund achieved better results from BNY Mellon Municipal Opportunities Fund, which benefited from an emphasis on lower rated and longer term securities. TCW Emerging Markets Income Fund also contributed positively to the fund’s relative results.

4

During the reporting period, we reduced the fund’s allocation to Dreyfus High Yield Fund and established a new positon in Dreyfus Inflation Adjusted Securities Fund, which primarily invests in TIPS.

Enhancing Fixed Income Diversification

We remain committed to the fund’s strategy of offering fixed-income investors an investment vehicle that can help provide the benefits of broader diversification with the potential for higher levels of current income.We believe that this strategy is particularly well suited for the current market environment, in which the end of quantitative easing and a sustained economic recovery could lead to higher interest rates and potentially wider yield differences between corporate-backed securities and U.S. Treasury securities.

November 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund’s underlying strategies may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Class I and ClassY shares are not subject to any initial or deferred sales changes. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an agreement in effect until March 1, 2015. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years. Investors cannot invest directly in any index. Index return from 2/8/14 to 10/31/14.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
DreyfusYield Enhancement Strategy Fund on 3/7/14 (inception date) to a $10,000 investment made in the Barclays
U.S.Aggregate Bond Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all
classes.The Index is a widely accepted, unmanaged index of corporate, government and government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
Further information relating to fund expenses, including expense reimbursements, if applicable, is contained in the Fees and Expenses section of the prospectus and elsewhere in this report.

6

Actual Aggregate Total Returns as of 10/31/14
	Inception	From
	Date	Inception
Class A shares
with maximum sales charge (4.50%)	3/7/14	-1.75%
without sales charge	3/7/14	2.89%
Class C shares
with applicable redemption charge †	3/7/14	1.34%
without redemption	3/7/14	2.34%
Class I shares	3/7/14	3.08%
Class Y shares	3/7/14	3.02%
Barclays U.S. Aggregate Bond Index	2/2814	3.04%††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	For comparative purposes, the value of the index on 2/28/14 is used as the beginning value on 3/7/14.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Yield Enhancement Strategy Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.04	$5.69	$.61	$.41
Ending value (after expenses)	$1,019.10	$1,014.40	$1,020.00	$1,020.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$2.04	$5.70	$.61	$.41
Ending value (after expenses)	$1,023.19	$1,019.56	$1,024.60	$1,024.80

† Expenses are equal to the fund’s annualized expense ratio of .40% for Class A, 1.12% for Class C, .12% for
Class I and .08% for ClassY, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS

October 31, 2014

Registered Investment Companies—94.6%	Shares		Value ($)
Domestic Fixed Income—90.7%
BNY Mellon Corporate Bond Fund, Cl. M†	7,175,986	[a]	92,426,696
BNY Mellon Municipal Opportunities Fund, Cl. M†	7,104,313	[a]	93,919,015
Dreyfus Floating Rate Income Fund, Cl. Y	4,441,372	[a]	55,650,394
Dreyfus High Yield Fund, Cl. I	6,900,295	[a]	46,093,972
Dreyfus Inflation Adjusted Securities Fund, Cl. Y	1,018,285	[a]	12,881,304
			300,971,381
Foreign Fixed Income—3.9%
TCW Emerging Markets Income Fund, Cl. I	1,516,786		12,998,857

Total Investments (cost $312,711,262)	94.6%		313,970,238
Cash and Receivables (Net)	5.4%		17,801,149
Net Assets	100.0%		331,771,387

† The fund’s investment in the BNY Mellon Corporate Bond Fund and BNY Mellon Municipal Opportunities Fund
represents 27.9% and 28.3%, respectively, of the fund’s total investments.The BNY Mellon Corporate Bond Fund seeks to provide total return (consisting of capital appreciation and current income) and BNY Mellon Municipal
Opportunities Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)††
	Value (%)		Value (%)
Mutual Funds: Domestic	90.7	Mutual Funds: Foreign	3.9
			94.6
†† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	13,032,366	12,998,857
Affiliated issuers	299,678,896	300,971,381
Cash		17,386,141
Receivable for shares of Capital Stock subscribed		742,108
Prepaid expenses		41,964
		332,140,451
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		3,904
Payable for shares of Capital Stock redeemed		259,265
Payable for investment securities purchased		28,344
Accrued expenses		77,551
		369,064
Net Assets ($)		331,771,387
Composition of Net Assets ($):
Paid-in capital		330,288,748
Accumulated undistributed investment income—net		874,806
Accumulated net realized gain (loss) on investments		(651,143)
Accumulated net unrealized appreciation
(depreciation) on investments		1,258,976
Net Assets ($)		331,771,387

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	27,293	25,268	192,746	331,526,080
Shares Outstanding	2,158	2,000	15,226	26,201,861
Net Asset Value Per Share ($)	12.65	12.63	12.66	12.65

See notes to financial statements.

10

STATEMENT OF OPERATIONS

From March 7, 2014 (commencement of operations) to October 31, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	303,484
Affiliated issuers	5,425,981
Total Income	5,729,465
Expenses:
Registration fees	83,085
Prospectus and shareholders’ reports	43,456
Professional fees	36,783
Directors’ fees and expenses—Note 3(d)	9,890
Custodian fees—Note 3(c)	5,112
Loan commitment fees—Note 2	1,070
Shareholder servicing costs—Note 3(c)	465
Distribution fees—Note 3(b)	124
Miscellaneous	13,136
Total Expenses	193,121
Less—reduction in expenses due to undertaking—Note 3(a)	(34,982)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	158,138
Investment Income—Net	5,571,327
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(2,532)
Affiliated issuers	(648,611)
Net Unrealized (Gain) Loss	(651,143)
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(33,509)
Affiliated issuers	1,292,485
Net Unrealized Appreciation (Depreciation)	1,258,976
Net Realized and Unrealized Gain (Loss) on Investments	607,833
Net Increase in Net Assets Resulting from Operations	6,179,160

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

From March 7, 2014 (commencement of operations) to October 31, 2014

Operations ($):
Investment income—net	5,571,327
Net realized gain (loss) on investments	(651,143)
Net unrealized appreciation (depreciation) on investments	1,258,976
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,179,160
Dividends to Shareholders from ($):
Investment income—net:
Class A	(429)
Class C	(322)
Class I	(490)
Class Y	(4,706,508)
Total Dividends	(4,707,749)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	27,000
Class C	25,000
Class I	192,218
Class Y	344,631,984
Dividends reinvested:
Class A	11
Class I	46
Class Y	347,469
Cost of shares redeemed:
Class Y	(14,923,752)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	330,299,976
Total Increase (Decrease) in Net Assets	331,771,387
Net Assets ($):
Beginning of Period	—
End of Period	331,771,387
Undistributed investment income—net	874,806

12

Capital Share Transactions:
Class A
Shares sold	2,157
Shares issued for dividends reinvested	1
Net Increase (Decrease) in Shares Outstanding	2,158
Class C
Shares sold	2,000
Class I
Shares sold	15,222
Shares issued for dividends reinvested	4
Net Increase (Decrease) in Shares Outstanding	15,226
Class Y
Shares sold	27,354,036
Shares issued for dividends reinvested	27,515
Shares redeemed	(1,179,690)
Net Increase (Decrease) in Shares Outstanding	26,201,861

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 7, 2014 (commencement of operations) to October 31, 2014. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A		Class C		Class I	Class Y
	Shares		Shares		Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50		12.50	12.50
Investment Operations:
Investment income—net[a]	.26		.20		.23	.29
Net realized and unrealized
gain (loss) on investments	.10		.09		.15	.09
Total from Investment Operations	.36		.29		.38	.38
Distributions:
Dividends from investment income—net	(.21)		(.16)		(.22)	(.23)
Net asset value, end of period	12.65		12.63		12.66	12.65
Total Return (%)[b]	2.89	[c]	2.34	[c]	3.08	3.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d,e]	.91		1.65		.54	.13
Ratio of net expenses
to average net assets[d,e]	.43		1.16		.15	.10
Ratio of net investment income
to average net assets[d,e]	3.18		2.43		3.85	3.67
Portfolio Turnover Rate[b]	14.04		14.04		14.04	14.04
Net Assets, end of period ($ x 1,000)	27		25		193	331,526

a	Based on average shares outstanding.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.
e	Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on March 7, 2014. The fund’s investment objective is to seek high current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Capital Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A, all of the outstanding Class C and 2,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

16

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	313,970,238	—	—	313,970,238
† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended October 31, 2014 were as follows:

Affiliated
Investment	Value					Net Realized
Company	3/7/2014	($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
BNY Mellon Corporate
Bond Fund, Class M	—		92,645,888		682,332	(4,654)
BNY Mellon Municipal
Opportunities Fund,
Class M	—		92,174,429		678,682	(704)
Dreyfus Floating Rate
Income Fund,
Class Y	—		56,447,881		414,273	(5,130)
Dreyfus High Yield
Fund, Cl. I	—		74,089,275		26,382,666	(636,597)
Dreyfus Inflation
Adjusted Securities
Fund, Class Y	—		13,210,863		82,876	(1,526)
TOTAL	—		328,568,336		28,240,829	(648,611)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		10/31/2014	($)	Assets (%)	Distributions ($)
BNY Mellon
Corporate Bond
Fund, Class M	467,794		92,426,696		27.8%	1,376,781
BNY Mellon Municipal
Opportunities
Fund, Class M	2,423,972		93,919,015		28.3%	1,469,302
Dreyfus Floating Rate
Income Fund,
Class Y	(378,084)		55,650,394		16.8%	822,961

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	10/31/2014	($)	Assets (%)	Distributions ($)
Dreyfus High Yield
Fund, Cl. I	(976,040)	46,093,972		13.9%	1,689,320
Dreyfus Inflation
Adjusted Securities
Fund, Class Y	(245,157)	12,881,304		3.9%	67,617
TOTAL	1,292,485	300,971,381		90.7%	5,425,981

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $874,806, accumulated capital losses $534,547 and unrealized appreciation $1,142,380.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. The fund has $534,547 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal period ended October 31, 2014 was as follows: ordinary income $3,276,122 and tax-exempt income $1,431,627.

During the period ended October 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for fund start-up costs, the fund increased accumulated undistributed investment income-net by $11,228 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund

20

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other affiliated mutual funds advised by the Manager.All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. The Manager has contractually agreed, from March 7, 2014 through March 1, 2015, to assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking amounted to $34,982 during the period ended October 31, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2014, Class C shares were charged $124 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

be paid to Service Agents. During the period ended October 31, 2014, Class A and Class C shares were charged $42 and $42, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $344 for transfer agency services and $9 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $5,112 pursuant to the custody agreement.

22

During the period ended October 31, 2014, the fund was charged $5,102 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $16, Shareholder Services Plan fees $11, custodian fees $3,200, Chief Compliance Officer fees $617 and transfer agency fees $72, which are offset against an expense reimbursement currently in effect in the amount of $12.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2014, amounted to $341,993,110 and $28,630,705, respectively.

At October 31, 2014, the cost of investments for federal income tax purposes was $312,827,858; accordingly, accumulated net unrealized appreciation on investments was $1,142,380, consisting of $2,891,766 gross unrealized appreciation and $1,749,386 gross unrealized depreciation.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of
Dreyfus BNY Mellon Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Yield Enhancement Strategy Fund (the “Fund”), a series of Dreyfus BNY Mellon Funds, Inc., including the statement of investments, as of October 31, 2014, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from March 7, 2014 (commencement of operations) through October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian, the transfer agent of the underlying funds and brokers or by other appropriate auditing procedures.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Yield Enhancement Strategy Fund as of October 31, 2014, and the results of its operations, the changes in its net assets, and the financial highlights for the period from March 7, 2014 (commencement of operations) through October 31, 2014, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 30, 2014

24

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable, but not less than $3,276,122 as ordinary income dividends paid during the year ended October 31, 2014 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code.Also, the fund reports the maximum amount allowable but not less than 99.80% of ordinary income dividends paid during the year ended October 31, 2014 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, in accordance with federal tax law, the fund hereby reports $1,431,627 as “exempt-interest dividends paid” during its fiscal year ended October 31, 2014.Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s tax-exempt dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 144
———————
Francine J. Bovich (63)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

26

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (65)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 69
———————
Benaree Pratt Wiley (68)
Board Member (1998)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 69
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2013 and $150, 150 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0       in 2013 and $0 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2013 and $0 in 2014. These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $13,945,381 in 2013 and $15,598,229 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)